UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International High Dividend ETF Fidelity® International High Dividend ETF : FIDI Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® International High Dividend ETF for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International High Dividend ETF	$ 9	0.18%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$118,932,941
Number of Holdings	102
Portfolio Turnover	133%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	31.4
Consumer Staples	14.6
Materials	13.1
Industrials	11.3
Utilities	10.4
Real Estate	8.8
Health Care	3.8
Consumer Discretionary	3.3
Information Technology	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 16.6
United Kingdom - 13.4
Canada - 12.2
Australia - 9.9
France - 9.8
United States - 7.8
Germany - 6.0
Italy - 4.8
Sweden - 4.5
Others - 15.0

TOP HOLDINGS (% of Fund's net assets)
Enel SpA	3.1
Nestle SA	3.1
National Grid PLC	3.0
Klepierre SA	2.7
Nutrien Ltd	2.5
SSAB AB B Shares	2.4
Japan Tobacco Inc	2.3
Origin Energy Ltd	2.3
BASF SE	2.3
Link REIT	2.2
25.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915798.100    3063-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Fundamental Developed International ETF Fidelity® Fundamental Developed International ETF : FFDI Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Fundamental Developed International ETF for the period November 19, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Developed International ETF A	$ 26	0.55%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$13,784,982
Number of Holdings	95
Portfolio TurnoverA	17%
A Amount not annualized
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.7
Industrials	26.2
Information Technology	12.4
Consumer Discretionary	8.6
Health Care	7.0
Materials	6.6
Communication Services	4.3
Consumer Staples	3.3
Energy	2.9
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 18.1
United Kingdom - 17.9
Germany - 13.4
France - 12.6
United States - 7.8
Netherlands - 5.7
Canada - 4.2
Italy - 3.9
Sweden - 3.8
Others - 12.6

TOP HOLDINGS (% of Fund's net assets)
SAP SE	3.6
Air Liquide SA	2.9
ASML Holding NV	2.7
London Stock Exchange Group PLC	2.6
UniCredit SpA	2.6
RELX PLC	2.5
BAE Systems PLC	2.5
Deutsche Boerse AG	2.4
CaixaBank SA	2.4
Hitachi Ltd	2.4
26.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918724.100    7727-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Value Factor ETF Fidelity® International Value Factor ETF : FIVA Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® International Value Factor ETF for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Value Factor ETF	$ 9	0.18%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$195,609,855
Number of Holdings	113
Portfolio Turnover	54%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.2
Industrials	18.6
Health Care	10.1
Consumer Discretionary	10.0
Information Technology	7.8
Consumer Staples	7.4
Materials	6.3
Energy	4.5
Communication Services	3.8
Utilities	3.5
Real Estate	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.8
United Kingdom - 11.9
Germany - 11.2
United States - 11.0
Canada - 10.4
France - 8.8
Australia - 6.5
Sweden - 3.0
Spain - 2.2
Others - 12.2

TOP HOLDINGS (% of Fund's net assets)
Nestle SA	2.0
SAP SE	1.6
Sony Group Corp	1.6
BAE Systems PLC	1.6
HSBC Holdings PLC	1.6
UniCredit SpA	1.5
Allianz SE	1.4
ASML Holding NV	1.4
Barrick Gold Corp	1.4
Astrazeneca PLC	1.4
15.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915799.100    3064-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Fundamental Global ex-U.S. ETF Fidelity® Fundamental Global ex-U.S. ETF : FFGX Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Fundamental Global ex-U.S. ETF for the period November 19, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Global ex-U.S. ETF A	$ 25	0.55%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$23,910,362
Number of Holdings	152
Portfolio TurnoverA	16%
A Amount not annualized
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.3
Industrials	23.0
Information Technology	13.0
Consumer Discretionary	9.8
Materials	6.8
Energy	5.5
Communication Services	4.4
Health Care	4.2
Consumer Staples	3.7
Real Estate	0.4
Utilities	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 14.0
Japan - 11.0
France - 9.5
Canada - 9.3
Germany - 9.0
United States - 7.3
India - 6.6
China - 5.0
Netherlands - 4.0
Others - 24.3

TOP HOLDINGS (% of Fund's net assets)
Constellation Software Inc/Canada	2.7
SAP SE	2.5
HDFC Bank Ltd ADR	2.4
Taiwan Semiconductor Manufacturing Co Ltd	2.1
ASML Holding NV	2.1
BAE Systems PLC	2.1
UniCredit SpA	2.0
London Stock Exchange Group PLC	1.9
Hitachi Ltd	1.8
Air Liquide SA	1.8
21.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918726.100    7728-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® International Multifactor ETF Fidelity® International Multifactor ETF : FDEV Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® International Multifactor ETF for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Multifactor ETF	$ 9	0.18%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$141,202,510
Number of Holdings	204
Portfolio Turnover	48%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	20.3
Health Care	14.2
Industrials	13.9
Consumer Staples	12.4
Communication Services	9.4
Energy	9.2
Real Estate	6.9
Consumer Discretionary	5.7
Information Technology	4.7
Materials	2.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.3
United Kingdom - 13.0
Canada - 12.7
United States - 9.2
Switzerland - 6.0
France - 4.9
Germany - 4.4
Australia - 4.3
Netherlands - 4.2
Others - 19.0

TOP HOLDINGS (% of Fund's net assets)
PSP Swiss Property AG	1.8
Daito Trust Construction Co Ltd	1.7
Shell PLC	1.6
Roche Holding AG	1.5
Nintendo Co Ltd	1.4
Astrazeneca PLC	1.4
Novartis AG	1.3
Koninklijke KPN NV	1.3
Unilever PLC	1.3
Vodafone Group PLC	1.2
14.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915808.100    3355-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Emerging Markets Multifactor ETF Fidelity® Emerging Markets Multifactor ETF : FDEM Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Multifactor ETF for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Multifactor ETF	$ 13	0.25%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$163,339,229
Number of Holdings	210
Portfolio Turnover	75%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	20.5
Information Technology	17.7
Communication Services	13.7
Consumer Discretionary	10.4
Materials	9.5
Consumer Staples	8.6
Energy	8.0
Health Care	7.8
Industrials	3.1
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 25.7
India - 16.4
Taiwan - 15.2
Korea (South) - 9.9
Brazil - 4.6
Indonesia - 4.5
Saudi Arabia - 3.6
Malaysia - 3.0
Hungary - 2.5
Others - 14.6

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.1
Tencent Holdings Ltd	5.1
Samsung Electronics Co Ltd	2.3
Alibaba Group Holding Ltd	2.2
HDFC Bank Ltd	1.6
Kimberly Clark DE Mexico Sab D Series A	1.4
Divi's Laboratories Ltd	1.3
Kalbe Farma Tbk PT	1.3
Richter Gedeon Nyrt	1.2
United Laboratories International Holdings Ltd/The	1.2
24.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915807.100    3354-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Fundamental Emerging Markets ETF Fidelity® Fundamental Emerging Markets ETF : FFEM Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Fundamental Emerging Markets ETF for the period November 19, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Emerging Markets ETF A	$ 27	0.60%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$10,181,172
Number of Holdings	101
Portfolio TurnoverA	21%
A Amount not annualized
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	22.8
Information Technology	21.0
Consumer Discretionary	14.8
Communication Services	9.8
Industrials	9.0
Energy	6.4
Materials	4.8
Consumer Staples	4.7
Health Care	3.2
Real Estate	1.5
Utilities	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 30.0
India - 14.7
Taiwan - 14.6
Korea (South) - 8.9
Brazil - 7.8
Mexico - 4.2
South Africa - 3.8
United Arab Emirates - 2.4
Indonesia - 2.1
Others - 11.5

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.7
Tencent Holdings Ltd	7.8
Samsung Electronics Co Ltd	4.3
HDFC Bank Ltd ADR	4.0
Reliance Industries Ltd GDR	3.7
Alibaba Group Holding Ltd	3.6
ICICI Bank Ltd ADR	3.2
Larsen & Toubro Ltd GDR	2.5
PDD Holdings Inc Class A ADR	2.1
Bank Central Asia Tbk PT	2.1
44.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918728.100    7729-TSRS-0625

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Emerging Markets Multifactor ETF
Fidelity® International High Dividend ETF
Fidelity® International Multifactor ETF
Fidelity® International Value Factor ETF

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Emerging Markets Multifactor ETF
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
BRAZIL - 4.6%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Vibra Energia SA	236,400	785,021
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Petroleo Brasileiro SA	299,300	1,585,475
Ultrapar Participacoes SA	307,900	969,700
		2,555,175
Financials - 1.4%
Banks - 0.5%
Itausa SA	457,505	864,681
Itausa SA	3,827	7,219
		871,900
Insurance - 0.9%
BB Seguridade Participacoes SA	97,900	739,602
Caixa Seguridade Participacoes S/A	239,300	691,516
		1,431,118
TOTAL FINANCIALS		2,303,018

Materials - 1.1%
Metals & Mining - 1.1%
Vale SA	196,200	1,831,902
TOTAL BRAZIL		7,475,116
CHILE - 1.3%
Consumer Discretionary - 0.9%
Broadline Retail - 0.5%
Falabella SA	171,469	770,850
Specialty Retail - 0.4%
Empresas Copec SA	94,821	644,427
TOTAL CONSUMER DISCRETIONARY		1,415,277

Financials - 0.4%
Banks - 0.4%
Banco de Chile	5,401,200	784,984
TOTAL CHILE		2,200,261
CHINA - 25.7%
Communication Services - 8.1%
Diversified Telecommunication Services - 0.4%
China Tower Corp Ltd H Shares (b)(c)	502,800	728,780
Entertainment - 1.2%
Kingsoft Corp Ltd	125,400	624,194
Netease Inc	64,200	1,382,568
		2,006,762
Interactive Media & Services - 6.5%
Autohome Inc Class A ADR	39,848	1,087,053
Baidu Inc A Shares (d)	98,200	1,094,741
Tencent Holdings Ltd	136,400	8,393,631
		10,575,425
TOTAL COMMUNICATION SERVICES		13,310,967

Consumer Discretionary - 5.6%
Automobile Components - 0.1%
Fuyao Glass Industry Group Co Ltd H Shares (b)(c)	35,200	248,974
Automobiles - 1.0%
Brilliance China Automotive Holdings Ltd	368,000	130,501
BYD Co Ltd H Shares	21,000	1,002,515
Geely Automobile Holdings Ltd	155,000	327,002
Guangzhou Automobile Group Company Ltd H Shares (e)	480,000	170,219
		1,630,237
Broadline Retail - 2.7%
Alibaba Group Holding Ltd	240,400	3,642,565
JD.com Inc A Shares	49,650	818,889
		4,461,454
Hotels, Restaurants & Leisure - 0.8%
Haidilao International Holding Ltd (b)(c)	111,000	252,211
Trip.com Group Ltd	9,950	600,487
Yum China Holdings Inc (Hong Kong)	8,850	413,815
		1,266,513
Household Durables - 0.3%
Haier Smart Home Co Ltd H Shares	95,000	276,252
Hisense Home Appliances Group Co Ltd H Shares	53,000	161,296
		437,548
Specialty Retail - 0.3%
Pop Mart International Group Ltd (b)(c)	21,600	539,812
Textiles, Apparel & Luxury Goods - 0.4%
ANTA Sports Products Ltd	32,600	386,549
Bosideng International Holdings Ltd	396,000	205,284
		591,833
TOTAL CONSUMER DISCRETIONARY		9,176,371

Consumer Staples - 0.8%
Personal Care Products - 0.8%
Hengan International Group Co Ltd	462,000	1,248,133
Energy - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
China Shenhua Energy Co Ltd H Shares	410,500	1,545,721
Inner Mongolia Yitai Coal Co Ltd B Shares	660,037	1,312,154
PetroChina Co Ltd H Shares	2,218,000	1,698,959
		4,556,834
Financials - 4.9%
Banks - 3.8%
Agricultural Bank of China Ltd H Shares	1,187,000	725,545
Bank of China Ltd H Shares	2,041,000	1,142,267
Bank of Communications Co Ltd H Shares	741,000	649,774
China CITIC Bank Corp Ltd H Shares	550,000	434,769
China Construction Bank Corp H Shares	1,990,000	1,637,226
Chongqing Rural Commercial Bank Co Ltd H Shares	472,000	362,154
Industrial & Commercial Bank of China Ltd H Shares	1,796,000	1,232,120
		6,183,855
Consumer Finance - 0.4%
Qifu Technology Inc Class A ADR	16,472	675,846
Insurance - 0.7%
China Pacific Insurance Group Co Ltd H Shares	142,600	388,005
China Taiping Insurance Holdings Co Ltd	201,800	280,007
People's Insurance Co Group of China Ltd/The H Shares	682,000	403,675
		1,071,687
TOTAL FINANCIALS		7,931,388

Health Care - 0.9%
Pharmaceuticals - 0.9%
China Resources Pharmaceutical Group Ltd (b)(c)	2,427,500	1,533,876
Industrials - 0.5%
Construction & Engineering - 0.2%
China Communications Services Corp Ltd H Shares	558,000	291,423
Machinery - 0.1%
Yangzijiang Shipbuildling (Holdings) Ltd (d)	97,600	166,691
Transportation Infrastructure - 0.2%
China Merchants Port Holdings Co Ltd	196,000	318,970
TOTAL INDUSTRIALS		777,084

Information Technology - 1.1%
Communications Equipment - 0.3%
ZTE Corp H Shares	177,400	523,871
Electronic Equipment, Instruments & Components - 0.4%
Kingboard Holdings Ltd	240,000	645,286
Technology Hardware, Storage & Peripherals - 0.4%
Lenovo Group Ltd	532,000	616,746
TOTAL INFORMATION TECHNOLOGY		1,785,903

Materials - 1.0%
Metals & Mining - 1.0%
Jiangxi Copper Co Ltd H Shares	971,000	1,635,300
TOTAL CHINA		41,955,856
COLOMBIA - 0.8%
Materials - 0.8%
Construction Materials - 0.8%
Grupo Argos SA/Colombia	250,728	1,304,696
EGYPT - 0.4%
Financials - 0.4%
Banks - 0.4%
Commercial International Bank - Egypt (CIB)	442,067	704,748
GREECE - 0.9%
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.5%
OPAP SA	34,140	759,485
Specialty Retail - 0.4%
JUMBO SA	21,576	681,837
TOTAL GREECE		1,441,322
HONG KONG - 2.1%
Consumer Staples - 0.9%
Food Products - 0.9%
WH Group Ltd (b)(c)	1,658,500	1,484,260
Health Care - 1.2%
Pharmaceuticals - 1.2%
United Laboratories International Holdings Ltd/The	1,070,000	1,917,934
TOTAL HONG KONG		3,402,194
HUNGARY - 2.5%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
MOL Hungarian Oil & Gas PLC Class A	137,589	1,165,612
Financials - 0.6%
Banks - 0.6%
OTP Bank Nyrt	14,199	1,048,842
Health Care - 1.2%
Pharmaceuticals - 1.2%
Richter Gedeon Nyrt	63,959	1,941,567
TOTAL HUNGARY		4,156,021
INDIA - 16.4%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Indus Towers Ltd (d)	170,132	822,026
Consumer Discretionary - 1.5%
Automobiles - 0.9%
Bajaj Auto Ltd	4,965	471,913
Eicher Motors Ltd	8,659	570,579
Hero MotoCorp Ltd	10,325	467,757
		1,510,249
Specialty Retail - 0.3%
Trent Ltd	8,860	542,452
Textiles, Apparel & Luxury Goods - 0.3%
Kalyan Jewellers India Ltd	67,648	413,613
TOTAL CONSUMER DISCRETIONARY		2,466,314

Consumer Staples - 2.0%
Personal Care Products - 1.1%
Hindustan Unilever Ltd	63,744	1,767,143
Tobacco - 0.9%
ITC Ltd	304,535	1,534,863
TOTAL CONSUMER STAPLES		3,302,006

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Coal India Ltd	345,456	1,575,501
Financials - 4.6%
Banks - 3.4%
Bank of Baroda	123,277	364,693
Federal Bank Ltd	157,144	365,835
HDFC Bank Ltd	108,114	2,463,426
ICICI Bank Ltd	105,861	1,788,079
State Bank of India	60,720	566,817
		5,548,850
Capital Markets - 0.2%
Multi Commodity Exchange of India Ltd	4,239	307,474
Financial Services - 0.2%
One 97 Communications Ltd (d)	34,899	357,216
Insurance - 0.8%
HDFC Life Insurance Co Ltd (b)(c)	53,624	472,045
PB Fintech Ltd (d)	18,795	361,579
SBI Life Insurance Co Ltd (b)(c)	23,639	494,080
		1,327,704
TOTAL FINANCIALS		7,541,244

Health Care - 2.0%
Life Sciences Tools & Services - 1.3%
Divi's Laboratories Ltd	28,662	2,065,079
Pharmaceuticals - 0.7%
Natco Pharma Ltd	126,162	1,270,673
TOTAL HEALTH CARE		3,335,752

Industrials - 0.9%
Aerospace & Defense - 0.5%
Bharat Electronics Ltd	107,375	399,207
Hindustan Aeronautics Ltd (b)	7,400	393,099
		792,306
Electrical Equipment - 0.2%
Hitachi Energy India Ltd	1,964	337,757
Professional Services - 0.2%
Computer Age Management Services Ltd	6,275	290,138
TOTAL INDUSTRIALS		1,420,201

Information Technology - 1.8%
IT Services - 1.7%
HCL Technologies Ltd	25,428	471,788
Infosys Ltd	67,535	1,199,157
Tata Consultancy Services Ltd	20,260	828,230
Wipro Ltd	89,065	254,595
		2,753,770
Software - 0.1%
Oracle Financial Services Software Ltd	1,812	187,058
TOTAL INFORMATION TECHNOLOGY		2,940,828

Materials - 2.1%
Chemicals - 1.2%
Asian Paints Ltd	64,651	1,856,261
Metals & Mining - 0.9%
NMDC Ltd	2,004,086	1,536,920
TOTAL MATERIALS		3,393,181

TOTAL INDIA		26,797,053
INDONESIA - 4.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Telkom Indonesia Persero Tbk PT	4,637,400	737,514
Consumer Staples - 0.8%
Food Products - 0.8%
Indofood Sukses Makmur Tbk PT	2,628,000	1,266,506
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Alamtri Resources Indonesia Tbk PT	9,320,800	1,066,839
United Tractors Tbk PT	878,400	1,201,186
		2,268,025
Financials - 0.5%
Banks - 0.5%
Bank Central Asia Tbk PT	1,541,000	819,236
Health Care - 1.3%
Pharmaceuticals - 1.3%
Kalbe Farma Tbk PT	24,873,900	2,045,354
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	759,600	219,643
TOTAL INDONESIA		7,356,278
KOREA (SOUTH) - 9.9%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.4%
LG Uplus Corp	87,885	743,143
Entertainment - 0.5%
Krafton Inc (d)	2,880	752,670
TOTAL COMMUNICATION SERVICES		1,495,813

Consumer Discretionary - 0.8%
Automobile Components - 0.5%
Hankook Tire & Technology Co Ltd	10,991	320,104
Hyundai Mobis Co Ltd	2,387	449,189
		769,293
Automobiles - 0.3%
Kia Corp	7,397	470,411
TOTAL CONSUMER DISCRETIONARY		1,239,704

Consumer Staples - 1.8%
Food Products - 0.9%
Orion Corp/Republic of Korea	17,357	1,504,314
Tobacco - 0.9%
KT&G Corp	17,292	1,395,281
TOTAL CONSUMER STAPLES		2,899,595

Financials - 1.1%
Banks - 0.8%
BNK Financial Group Inc	68,267	497,054
Woori Financial Group Inc	58,965	734,626
		1,231,680
Insurance - 0.3%
DB Insurance Co Ltd	8,371	537,063
TOTAL FINANCIALS		1,768,743

Industrials - 0.6%
Air Freight & Logistics - 0.2%
Hyundai Glovis Co Ltd	3,747	300,498
Industrial Conglomerates - 0.2%
LG Corp	7,477	350,312
Machinery - 0.2%
Doosan Bobcat Inc	10,661	367,491
TOTAL INDUSTRIALS		1,018,301

Information Technology - 3.1%
Electronic Equipment, Instruments & Components - 0.1%
LG Innotek Co Ltd	434	42,621
Samsung Electro-Mechanics Co Ltd	1,171	96,959
		139,580
IT Services - 0.0%
Samsung SDS Co Ltd	870	78,585
Semiconductors & Semiconductor Equipment - 0.7%
Hanmi Semiconductor Co Ltd	984	52,678
SK Hynix Inc	9,176	1,145,790
		1,198,468
Technology Hardware, Storage & Peripherals - 2.3%
Samsung Electronics Co Ltd	93,089	3,634,498
TOTAL INFORMATION TECHNOLOGY		5,051,131

Materials - 1.6%
Chemicals - 0.8%
Kumho Petrochemical Co Ltd	15,705	1,312,525
Metals & Mining - 0.8%
Hyundai Steel Co	78,358	1,350,525
TOTAL MATERIALS		2,663,050

TOTAL KOREA (SOUTH)		16,136,337
MALAYSIA - 3.0%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Telekom Malaysia Berhad	438,000	690,243
Financials - 0.7%
Banks - 0.7%
CIMB Group Holdings Bhd	329,800	544,189
Malayan Banking Bhd	288,500	667,930
		1,212,119
Health Care - 1.2%
Health Care Providers & Services - 1.2%
IHH Healthcare Bhd	1,171,600	1,878,905
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	86,800	38,622
Materials - 0.7%
Chemicals - 0.7%
Petronas Chemicals Group Bhd	1,260,000	1,071,657
TOTAL MALAYSIA		4,891,546
MEXICO - 1.8%
Consumer Staples - 1.4%
Household Products - 1.4%
Kimberly Clark DE Mexico Sab D Series A	1,246,600	2,201,531
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	21,300	235,622
Grupo Aeroportuario del Sureste SAB de CV Series B	8,175	259,433
Promotora y Operadora de Infraestructura SAB de CV	20,585	230,635
		725,690
TOTAL MEXICO		2,927,221
POLAND - 0.2%
Information Technology - 0.2%
Software - 0.2%
Asseco Poland SA	9,708	401,457
QATAR - 0.7%
Materials - 0.7%
Chemicals - 0.7%
Mesaieed Petrochemical Holding Co	3,074,446	1,190,598
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (d)(f)	14,450	0
Surgutneftegas PAO (d)(f)	56,600	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (d)(f)	38,410	0
VTB Bank PJSC (d)(f)	18,380	0
		0
Materials - 0.0%
Metals & Mining - 0.0%
GMK Norilskiy Nickel PAO (d)(f)	18,800	0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (d)(f)	7,348,600	1
TOTAL RUSSIA		1
SAUDI ARABIA - 3.6%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Saudi Telecom Co	120,168	1,524,966
Financials - 1.2%
Banks - 0.8%
Al Rajhi Bank	48,169	1,250,810
Insurance - 0.4%
Al Rajhi Co for Co-operative Insurance (d)	9,859	344,325
Bupa Arabia for Cooperative Insurance Co	8,658	387,785
		732,110
TOTAL FINANCIALS		1,982,920

Materials - 1.5%
Chemicals - 1.5%
SABIC Agri-Nutrients Co	45,761	1,204,141
Saudi Aramco Base Oil Co	42,408	1,122,694
		2,326,835
TOTAL SAUDI ARABIA		5,834,721
SOUTH AFRICA - 1.6%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Exxaro Resources Ltd	105,450	861,566
Financials - 1.1%
Banks - 0.6%
Standard Bank Group Ltd	76,012	946,603
Insurance - 0.5%
Momentum Group Ltd	426,273	778,031
TOTAL FINANCIALS		1,724,634

TOTAL SOUTH AFRICA		2,586,200
TAIWAN - 15.2%
Communication Services - 1.3%
Entertainment - 0.4%
International Games System Co Ltd	25,000	650,346
Wireless Telecommunication Services - 0.9%
Far EasTone Telecommunications Co Ltd	249,000	667,207
Taiwan Mobile Co Ltd	209,000	741,691
		1,408,898
TOTAL COMMUNICATION SERVICES		2,059,244

Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Pou Chen Corp	355,000	363,513
Financials - 2.0%
Banks - 1.6%
Far Eastern International Bank	1,448,282	581,885
King's Town Bank Co Ltd	380,000	572,679
SinoPac Financial Holdings Co Ltd	1,028,775	685,142
Taichung Commercial Bank Co Ltd	1,061,706	657,280
		2,496,986
Financial Services - 0.4%
Yuanta Financial Holding Co Ltd	743,320	722,798
TOTAL FINANCIALS		3,219,784

Industrials - 0.3%
Industrial Conglomerates - 0.3%
Far Eastern New Century Corp	520,000	534,096
Information Technology - 11.4%
Communications Equipment - 0.1%
Accton Technology Corp	12,000	222,868
Electronic Equipment, Instruments & Components - 1.5%
Asia Optical Co Inc	19,000	80,199
Chroma ATE Inc	14,000	128,037
Delta Electronics Inc	39,000	406,669
Foxconn Technology Co Ltd	54,000	99,615
Hon Hai Precision Industry Co Ltd	217,000	960,058
Largan Precision Co Ltd	2,000	141,325
Lotes Co Ltd	3,000	117,250
Simplo Technology Co Ltd	10,000	109,120
Sinbon Electronics Co Ltd	14,000	96,739
Tripod Technology Corp	21,000	120,486
Zhen Ding Technology Holding Ltd	34,000	103,861
		2,363,359
Semiconductors & Semiconductor Equipment - 8.8%
ASE Technology Holding Co Ltd	74,000	313,510
Elan Microelectronics Corp	21,000	86,014
Jentech Precision Industrial Co Ltd	4,000	125,066
King Yuan Electronics Co Ltd	44,000	119,413
MediaTek Inc	28,000	1,181,879
Novatek Microelectronics Corp	15,000	243,411
Powertech Technology Inc	36,000	122,127
Radiant Opto-Electronics Corp	21,000	97,177
Taiwan Semiconductor Manufacturing Co Ltd	406,000	11,526,374
Topco Scientific Co Ltd	12,000	92,111
United Microelectronics Corp	262,000	370,272
		14,277,354
Technology Hardware, Storage & Peripherals - 1.0%
Asustek Computer Inc	15,000	272,020
Catcher Technology Co Ltd	25,000	169,621
Chicony Electronics Co Ltd	27,000	130,007
Compal Electronics Inc	138,000	118,010
Getac Holdings Corp (d)	28,000	93,674
King Slide Works Co Ltd	3,000	163,681
Lite-On Technology Corp	61,000	183,097
Pegatron Corp	61,000	154,107
Quanta Computer Inc (d)	57,000	425,054
		1,709,271
TOTAL INFORMATION TECHNOLOGY		18,572,852

TOTAL TAIWAN		24,749,489
THAILAND - 0.9%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
Advanced Info Service PCL depository receipt	92,200	814,220
Financials - 0.2%
Banks - 0.2%
Krung Thai Bank PCL depository receipt	595,900	388,883
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Delta Electronics Thailand PCL depository receipt	83,200	244,083
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Development PCL depository receipt	1	1
TOTAL THAILAND		1,447,187
TURKEY - 2.5%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Turkcell Iletisim Hizmetleri AS	348,778	815,272
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
BIM Birlesik Magazalar AS	121,269	1,422,066
Financials - 0.9%
Banks - 0.9%
Akbank TAS	391,363	493,532
Haci Omer Sabanci Holding AS	252,342	480,608
Turkiye Is Bankasi AS Class C	1,748,307	468,218
		1,442,358
Industrials - 0.2%
Construction & Engineering - 0.2%
Enka Insaat ve Sanayi AS	223,974	372,710
TOTAL TURKEY		4,052,406
UNITED ARAB EMIRATES - 0.7%
Financials - 0.5%
Banks - 0.5%
Abu Dhabi Islamic Bank PJSC	165,102	822,577
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Salik Co PJSC	211,975	292,017
TOTAL UNITED ARAB EMIRATES		1,114,594
TOTAL COMMON STOCKS (Cost $159,227,684)		162,125,302

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Transneft PJSC (d)(f) (Cost $23,788)	1,200	0

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	80,861	80,877
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	181,886	181,904
TOTAL MONEY MARKET FUNDS (Cost $262,781)			262,781

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (j) (Cost $12,957)	4.25	13,000	12,957

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $159,527,210)	162,401,040
NET OTHER ASSETS (LIABILITIES) - 0.6%	938,189
NET ASSETS - 100.0%	163,339,229

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	20	Jun 2025	1,110,000	34,919	34,919

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,147,137 or 3.8% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,754,038 or 3.5% of net assets.

(d)	Non-income producing
(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,957.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	288,455	29,818,301	30,025,879	9,599	-	-	80,877	80,861	0.0%
Fidelity Securities Lending Cash Central Fund	-	2,642,353	2,460,449	1,592	-	-	181,904	181,886	0.0%
Total	288,455	32,460,654	32,486,328	11,191	-	-	262,781

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	22,270,265	22,270,265	-	-
Consumer Discretionary	16,887,522	16,887,522	-	-
Consumer Staples	13,824,097	13,824,097	-	-
Energy	12,982,713	12,982,713	-	-
Financials	33,695,478	33,695,478	-	-
Health Care	12,653,388	12,653,388	-	-
Industrials	5,359,742	5,359,742	-	-
Information Technology	29,034,876	29,034,876	-	-
Materials	15,417,219	15,417,219	-	-
Utilities	2	1	-	1

Non-Convertible Preferred Stocks
Energy	-	-	-	-

U.S. Treasury Obligations	12,957	-	12,957	-

Money Market Funds	262,781	262,781	-	-
Total Investments in Securities:	162,401,040	162,388,082	12,957	1
Derivative Instruments:

Assets
Futures Contracts	34,919	34,919	-	-
Total Assets	34,919	34,919	-	-
Total Derivative Instruments:	34,919	34,919	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	34,919	0
Total Equity Risk	34,919	0
Total Value of Derivatives	34,919	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Emerging Markets Multifactor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $161,194) - See accompanying schedule:
Unaffiliated issuers (cost $159,264,429)	$162,138,259
Fidelity Central Funds (cost $262,781)	262,781

Total Investment in Securities (cost $159,527,210)		$162,401,040
Segregated cash with brokers for derivative instruments		56,730
Cash		709,050
Foreign currency held at value (cost $119,430)		111,488
Dividends receivable		214,725
Distributions receivable from Fidelity Central Funds		1,806
Receivable for daily variation margin on futures contracts		2,300
Other receivables		213,092
Total assets		163,710,231
Liabilities
Accrued management fee	$30,729
Deferred taxes	158,369
Collateral on securities loaned	181,904
Total liabilities		371,002
Net Assets		$163,339,229
Net Assets consist of:
Paid in capital		$162,512,216
Total accumulated earnings (loss)		827,013
Net Assets		$163,339,229
Net Asset Value, offering price and redemption price per share ($163,339,229 ÷ 6,400,000 shares)		$25.52
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$2,432,748
Income from Fidelity Central Funds (including $1,592 from security lending)		11,191
Income before foreign taxes withheld		$2,443,939
Less foreign taxes withheld		(300,604)
Total income		2,143,335
Expenses
Management fee	$156,132
Independent trustees' fees and expenses	238
Interest	1,935
Miscellaneous	254
Total expenses before reductions	158,559
Expense reductions	(297)
Total expenses after reductions		158,262
Net Investment income (loss)		1,985,073
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,167,203)
Redemptions in-kind	2,264,953
Foreign currency transactions	(60,952)
Futures contracts	(137,082)
Total net realized gain (loss)		899,716
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $35,526)	(1,972,552)
Assets and liabilities in foreign currencies	13,406
Futures contracts	39,182
Total change in net unrealized appreciation (depreciation)		(1,919,964)
Net gain (loss)		(1,020,248)
Net increase (decrease) in net assets resulting from operations		$964,825
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,985,073	$2,205,959
Net realized gain (loss)	899,716	956,060
Change in net unrealized appreciation (depreciation)	(1,919,964)	5,453,026
Net increase (decrease) in net assets resulting from operations	964,825	8,615,045
Distributions to shareholders	(2,236,800)	(2,073,600)

Share transactions
Proceeds from sales of shares	66,386,676	71,285,228
Cost of shares redeemed	(5,244,875)	-

Net increase (decrease) in net assets resulting from share transactions	61,141,801	71,285,228
Total increase (decrease) in net assets	59,869,826	77,826,673

Net Assets
Beginning of period	103,469,403	25,642,730
End of period	$163,339,229	$103,469,403

Other Information
Shares
Sold	2,600,000	2,800,000
Redeemed	(200,000)	-
Net increase (decrease)	2,400,000	2,800,000

Financial Highlights
Fidelity® Emerging Markets Multifactor ETF

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.87	$21.37	$19.51	$25.88	$23.12	$24.68
Income from Investment Operations
Net investment income (loss) A,B	.40	.95	.95	.89	.72	.55
Net realized and unrealized gain (loss)	(.29)	4.40	1.96	(6.37)	2.67	(1.57)
Total from investment operations	.11	5.35	2.91	(5.48)	3.39	(1.02)
Distributions from net investment income	(.46)	(.85)	(1.04)	(.86)	(.63)	(.54)
Distributions from tax return of capital	-	-	(.01)	(.03)	-	-
Total distributions	(.46)	(.85)	(1.05)	(.89)	(.63)	(.54)
Net asset value, end of period	$25.52	$25.87	$21.37	$19.51	$25.88	$23.12
Total Return C,D,E	.46%	25.20%	14.76%	(21.56)%	14.55%	(4.03)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H	.28%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.25 % H	.27%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.25% H	.26%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.17% H	3.79%	4.29%	3.84%	2.64%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$163,339	$103,469	$25,643	$19,507	$20,703	$9,249
Portfolio turnover rate I	75 % H,J	65% J	82% J	91% J	65% J	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® International High Dividend ETF
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
AUSTRALIA - 9.9%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Wesfarmers Ltd	8,156	408,722
Financials - 3.1%
Banks - 3.1%
ANZ Group Holdings Ltd	51,662	987,050
Commonwealth Bank of Australia	15,765	1,680,534
National Australia Bank Ltd	43,820	1,013,021
		3,680,605
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Brambles Ltd	17,996	236,282
Materials - 4.0%
Metals & Mining - 4.0%
Fortescue Ltd	217,963	2,257,916
Rio Tinto PLC	42,400	2,518,500
		4,776,416
Utilities - 2.3%
Electric Utilities - 2.3%
Origin Energy Ltd	393,941	2,681,952
TOTAL AUSTRALIA		11,783,977
CANADA - 12.2%
Financials - 4.8%
Banks - 4.8%
Bank of Montreal	12,477	1,193,142
Bank of Nova Scotia/The	23,378	1,167,461
Royal Bank of Canada	14,678	1,758,321
Toronto Dominion Bank	24,064	1,534,640
		5,653,564
Industrials - 0.8%
Ground Transportation - 0.8%
Canadian National Railway Co	4,641	448,577
Canadian Pacific Kansas City Ltd	6,839	495,757
		944,334
Information Technology - 0.4%
Software - 0.4%
Constellation Software Inc/Canada	77	276,959
Open Text Corp	6,047	163,378
		440,337
Materials - 2.5%
Chemicals - 2.5%
Nutrien Ltd	53,092	3,024,933
Real Estate - 1.7%
Real Estate Management & Development - 1.7%
FirstService Corp Subordinate Voting Shares	11,435	2,003,050
Utilities - 2.0%
Independent Power and Renewable Electricity Producers - 2.0%
Brookfield Renewable Corp Class A	85,426	2,429,876
TOTAL CANADA		14,496,094
CHINA - 1.5%
Consumer Staples - 1.5%
Food Products - 1.5%
Wilmar International Ltd	775,100	1,816,501
DENMARK - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	8,152	540,243
FINLAND - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	23,131	115,405
FRANCE - 9.8%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Kering SA	1,094	221,784
LVMH Moet Hennessy Louis Vuitton SE	848	470,318
		692,102
Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 1.6%
Carrefour SA	124,909	1,930,358
Financials - 2.8%
Banks - 1.4%
BNP Paribas SA	19,671	1,661,200
Insurance - 1.4%
AXA SA	34,859	1,647,252
TOTAL FINANCIALS		3,308,452

Industrials - 2.1%
Construction & Engineering - 2.1%
Bouygues SA	16,715	735,329
Eiffage SA	5,926	806,682
Vinci SA	6,447	898,490
		2,440,501
Information Technology - 0.0%
IT Services - 0.0%
Capgemini SE	620	98,564
Real Estate - 2.7%
Retail REITs - 2.7%
Klepierre SA	87,345	3,201,091
TOTAL FRANCE		11,671,068
GERMANY - 6.0%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Bayerische Motoren Werke AG	3,715	313,771
Mercedes-Benz Group AG	5,657	337,413
		651,184
Financials - 1.8%
Insurance - 1.8%
Allianz SE	5,127	2,122,018
Industrials - 1.0%
Air Freight & Logistics - 0.3%
Deutsche Post AG	9,501	405,118
Industrial Conglomerates - 0.7%
Siemens AG	3,618	830,572
TOTAL INDUSTRIALS		1,235,690

Information Technology - 0.4%
Software - 0.4%
SAP SE	1,684	488,717
Materials - 2.3%
Chemicals - 2.3%
BASF SE (b)	52,680	2,672,623
TOTAL GERMANY		7,170,232
HONG KONG - 3.4%
Financials - 1.0%
Banks - 1.0%
Hang Seng Bank Ltd	82,700	1,154,965
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Jardine Matheson Holdings Ltd (Singapore)	6,600	293,436
Real Estate - 2.2%
Retail REITs - 2.2%
Link REIT	562,000	2,634,364
TOTAL HONG KONG		4,082,765
ITALY - 4.8%
Financials - 1.7%
Banks - 1.7%
Intesa Sanpaolo SpA	382,592	2,036,255
Utilities - 3.1%
Electric Utilities - 3.1%
Enel SpA	424,083	3,684,992
TOTAL ITALY		5,721,247
JAPAN - 16.6%
Consumer Discretionary - 1.4%
Automobiles - 1.4%
Honda Motor Co Ltd	38,000	387,086
Mazda Motor Corp	41,900	250,977
Nissan Motor Co Ltd (b)	114,300	273,650
Toyota Motor Corp	38,935	744,908
		1,656,621
Consumer Staples - 2.3%
Tobacco - 2.3%
Japan Tobacco Inc	90,400	2,792,995
Financials - 4.1%
Capital Markets - 1.1%
Daiwa Securities Group Inc	200,000	1,309,870
Financial Services - 1.2%
ORIX Corp	70,000	1,399,117
Insurance - 1.8%
Tokio Marine Holdings Inc	50,800	2,032,855
TOTAL FINANCIALS		4,741,842

Health Care - 0.6%
Pharmaceuticals - 0.6%
Astellas Pharma Inc	30,500	305,235
Takeda Pharmaceutical Co Ltd	12,600	382,753
		687,988
Industrials - 3.4%
Building Products - 0.6%
Agc Inc	22,300	696,171
Trading Companies & Distributors - 2.8%
Marubeni Corp	45,600	808,166
Mitsubishi Corp	50,500	960,152
Mitsui & Co Ltd	41,400	841,119
Sumitomo Corp	30,600	750,412
		3,359,849
TOTAL INDUSTRIALS		4,056,020

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.2%
Kyocera Corp	24,300	288,247
Technology Hardware, Storage & Peripherals - 0.5%
Brother Industries Ltd	14,100	248,164
Canon Inc	8,600	265,524
		513,688
TOTAL INFORMATION TECHNOLOGY		801,935

Materials - 1.9%
Metals & Mining - 1.9%
Nippon Steel Corp	109,700	2,314,898
Real Estate - 2.2%
Hotel & Resort REITs - 2.2%
Invincible Investment Corp	6,203	2,565,739
TOTAL JAPAN		19,618,038
NETHERLANDS - 3.2%
Financials - 2.4%
Banks - 2.4%
ABN AMRO Bank NV depository receipt (c)(d)	62,144	1,285,688
ABN AMRO Bank NV rights (b)(e)	62,011	52,868
ING Groep NV	77,079	1,490,759
		2,829,315
Industrials - 0.4%
Professional Services - 0.4%
Randstad NV	12,079	483,599
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV	657	435,037
TOTAL NETHERLANDS		3,747,951
NORWAY - 1.8%
Consumer Staples - 1.8%
Food Products - 1.8%
Orkla ASA	195,504	2,179,399
SINGAPORE - 1.0%
Financials - 1.0%
Banks - 1.0%
Oversea-Chinese Banking Corp Ltd	98,400	1,217,094
SPAIN - 1.7%
Financials - 1.2%
Banks - 1.2%
CaixaBank SA	181,805	1,391,281
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Aena SME SA (c)(d)	2,542	639,762
TOTAL SPAIN		2,031,043
SWEDEN - 4.5%
Financials - 1.4%
Banks - 1.4%
Svenska Handelsbanken AB A Shares	123,543	1,618,436
Industrials - 0.7%
Machinery - 0.7%
Volvo AB B Shares	33,165	902,978
Materials - 2.4%
Metals & Mining - 2.4%
SSAB AB B Shares	451,057	2,808,789
TOTAL SWEDEN		5,330,203
SWITZERLAND - 1.8%
Financials - 1.3%
Insurance - 1.3%
Zurich Insurance Group AG	2,134	1,512,433
Industrials - 0.5%
Professional Services - 0.5%
Adecco Group AG	26,084	679,914
TOTAL SWITZERLAND		2,192,347
UNITED KINGDOM - 13.4%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
Taylor Wimpey PLC	228,450	358,388
Consumer Staples - 4.3%
Tobacco - 4.3%
British American Tobacco PLC	58,290	2,528,826
Imperial Brands PLC	60,640	2,489,843
		5,018,669
Financials - 3.8%
Banks - 1.9%
HSBC Holdings PLC	195,670	2,174,485
Financial Services - 0.9%
M&G PLC	402,264	1,114,369
Insurance - 1.0%
Legal & General Group PLC	377,940	1,183,790
TOTAL FINANCIALS		4,472,644

Health Care - 0.5%
Pharmaceuticals - 0.5%
Astrazeneca PLC	4,268	611,578
Industrials - 1.5%
Aerospace & Defense - 1.0%
BAE Systems PLC	49,250	1,141,010
Industrial Conglomerates - 0.5%
DCC PLC	9,245	603,350
TOTAL INDUSTRIALS		1,744,360

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Spectris PLC	2,123	56,714
Utilities - 3.0%
Multi-Utilities - 3.0%
National Grid PLC	249,507	3,609,276
TOTAL UNITED KINGDOM		15,871,629
UNITED STATES - 6.5%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Stellantis NV (Italy)	22,993	212,758
Consumer Staples - 3.1%
Food Products - 3.1%
Nestle SA	34,488	3,682,357
Financials - 1.0%
Insurance - 1.0%
Swiss Re AG	6,941	1,247,986
Health Care - 2.2%
Biotechnology - 0.2%
CSL Ltd	1,698	272,844
Health Care Equipment & Supplies - 0.2%
Alcon AG	1,923	186,415
Pharmaceuticals - 1.8%
GSK PLC	16,667	330,258
Haleon PLC	49,454	248,634
Novartis AG	4,804	548,302
Roche Holding AG	1,762	577,434
Sanofi SA	3,673	400,410
		2,105,038
TOTAL HEALTH CARE		2,564,297

TOTAL UNITED STATES		7,707,398
TOTAL COMMON STOCKS (Cost $109,598,077)		117,292,634

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $145,207)	4.33	145,178	145,207

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (h) (Cost $15,948)	4.25	16,000	15,947

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $109,759,232)	117,453,788
NET OTHER ASSETS (LIABILITIES) - 1.2%	1,479,153
NET ASSETS - 100.0%	118,932,941

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	13	Jun 2025	1,621,555	24,374	24,374

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,925,450 or 1.6% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,925,450 or 1.6% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,947.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	2,320,200	2,174,993	2,677	-	-	145,207	145,178	0.0%
Fidelity Securities Lending Cash Central Fund	-	4,680,849	4,680,849	11,360	-	-	-	-	0.0%
Total	-	7,001,049	6,855,842	14,037	-	-	145,207

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	3,979,775	3,979,775	-	-
Consumer Staples	17,420,279	17,420,279	-	-
Financials	36,986,890	36,986,890	-	-
Health Care	4,404,106	4,404,106	-	-
Industrials	13,656,876	13,656,876	-	-
Information Technology	2,436,709	2,436,709	-	-
Materials	15,597,659	15,597,659	-	-
Real Estate	10,404,244	10,404,244	-	-
Utilities	12,406,096	12,406,096	-	-

U.S. Treasury Obligations	15,947	-	15,947	-

Money Market Funds	145,207	145,207	-	-
Total Investments in Securities:	117,453,788	117,437,841	15,947	-
Derivative Instruments:

Assets
Futures Contracts	24,374	24,374	-	-
Total Assets	24,374	24,374	-	-
Total Derivative Instruments:	24,374	24,374	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	24,374	0
Total Equity Risk	24,374	0
Total Value of Derivatives	24,374	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® International High Dividend ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $109,614,025)	$117,308,581
Fidelity Central Funds (cost $145,207)	145,207

Total Investment in Securities (cost $109,759,232)		$117,453,788
Segregated cash with brokers for derivative instruments		55,261
Foreign currency held at value (cost $100,680)		101,065
Dividends receivable		958,056
Reclaims receivable		436,599
Interest receivable		6
Distributions receivable from Fidelity Central Funds		333
Total assets		119,005,108
Liabilities
Payable for investments purchased on a delayed delivery basis	$52,868
Accrued management fee	16,364
Payable for daily variation margin on futures contracts	2,935
Total liabilities		72,167
Net Assets		$118,932,941
Net Assets consist of:
Paid in capital		$121,930,654
Total accumulated earnings (loss)		(2,997,713)
Net Assets		$118,932,941
Net Asset Value, offering price and redemption price per share ($118,932,941 ÷ 5,300,000 shares)		$22.44
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$3,165,967
Interest		793
Income from Fidelity Central Funds (including $11,360 from security lending)		14,037
Income before foreign taxes withheld		$3,180,797
Less foreign taxes withheld		(252,129)
Total income		2,928,668
Expenses
Management fee	$90,174
Independent trustees' fees and expenses	213
Total expenses before reductions	90,387
Expense reductions	(257)
Total expenses after reductions		90,130
Net Investment income (loss)		2,838,538
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	693,306
Redemptions in-kind	106,588
Foreign currency transactions	11,669
Futures contracts	(1,575)
Total net realized gain (loss)		809,988
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	7,651,309
Assets and liabilities in foreign currencies	25,308
Futures contracts	47,286
Total change in net unrealized appreciation (depreciation)		7,723,903
Net gain (loss)		8,533,891
Net increase (decrease) in net assets resulting from operations		$11,372,429
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,838,538	$4,952,069
Net realized gain (loss)	809,988	(486,285)
Change in net unrealized appreciation (depreciation)	7,723,903	12,928,291
Net increase (decrease) in net assets resulting from operations	11,372,429	17,394,075
Distributions to shareholders	(2,216,600)	(5,072,600)

Share transactions
Proceeds from sales of shares	13,025,548	14,094,799
Cost of shares redeemed	(1,963,391)	(8,214,399)

Net increase (decrease) in net assets resulting from share transactions	11,062,157	5,880,400
Total increase (decrease) in net assets	20,217,986	18,201,875

Net Assets
Beginning of period	98,714,955	80,513,080
End of period	$118,932,941	$98,714,955

Other Information
Shares
Sold	600,000	700,000
Redeemed	(100,000)	(400,000)
Net increase (decrease)	500,000	300,000

Financial Highlights
Fidelity® International High Dividend ETF

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.57	$17.89	$16.82	$21.08	$15.10	$20.96
Income from Investment Operations
Net investment income (loss) A,B	.59	1.06	.89	.97	.77	.60
Net realized and unrealized gain (loss)	1.73	2.71	1.08	(4.22)	5.95	(5.81)
Total from investment operations	2.32	3.77	1.97	(3.25)	6.72	(5.21)
Distributions from net investment income	(.45)	(1.09)	(.90)	(1.01)	(.74)	(.65)
Total distributions	(.45)	(1.09)	(.90)	(1.01)	(.74)	(.65)
Net asset value, end of period	$22.44	$20.57	$17.89	$16.82	$21.08	$15.10
Total Return C,D,E	11.54%	21.22%	11.57%	(15.83)%	44.78%	(24.98)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.18% H	.19%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.18 % H	.19%	.39%	.39%	.39%	.39%
Expenses net of all reductions, if any	.18% H	.19%	.39%	.39%	.39%	.39%
Net investment income (loss)	5.65% H	5.16%	4.68%	4.96%	3.82%	3.38%
Supplemental Data
Net assets, end of period (000 omitted)	$118,933	$98,715	$80,513	$80,730	$82,197	$45,290
Portfolio turnover rate I,J	133 % H	63%	67%	71%	67%	82%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® International Multifactor ETF
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
AUSTRALIA - 4.3%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
JB Hi-Fi Ltd	5,306	351,693
Financials - 2.1%
Capital Markets - 0.4%
ASX Ltd	13,810	624,994
Financial Services - 0.4%
Washington H Soul Pattinson & Co Ltd	24,918	593,268
Insurance - 1.3%
Insurance Australia Group Ltd	102,358	537,704
Medibank Pvt Ltd	212,975	633,665
Suncorp Group Ltd	39,369	510,354
		1,681,723
TOTAL FINANCIALS		2,899,985

Health Care - 0.9%
Health Care Providers & Services - 0.5%
EBOS Group Ltd	30,330	658,776
Health Care Technology - 0.4%
Pro Medicus Ltd	4,155	609,904
TOTAL HEALTH CARE		1,268,680

Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Brambles Ltd	26,834	352,323
Information Technology - 0.2%
Software - 0.2%
Technology One Ltd	14,330	275,621
Materials - 0.7%
Metals & Mining - 0.7%
BHP Group Ltd	15,236	372,306
Fortescue Ltd	9,275	96,081
Rio Tinto Ltd	1,735	129,997
Rio Tinto PLC	5,467	324,732
		923,116
TOTAL AUSTRALIA		6,071,418
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	3,117	570,995
CANADA - 12.7%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Quebecor Inc Class B	58,811	1,610,245
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Dollarama Inc	4,328	532,971
Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 1.6%
Loblaw Cos Ltd	7,178	1,162,989
Metro Inc/CN	13,413	1,031,635
		2,194,624
Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
ARC Resources Ltd	65,963	1,218,212
Canadian Natural Resources Ltd	48,678	1,394,123
Imperial Oil Ltd	17,392	1,170,840
Pembina Pipeline Corp	33,494	1,277,879
		5,061,054
Financials - 3.3%
Banks - 1.6%
Canadian Imperial Bank of Commerce	9,647	607,259
National Bank of Canada	5,244	459,671
Royal Bank of Canada	10,001	1,198,049
		2,264,979
Capital Markets - 0.3%
TMX Group Ltd	9,601	388,336
Insurance - 1.4%
Definity Financial Corp	6,981	347,760
Fairfax Financial Holdings Ltd Subordinate Voting Shares	315	490,824
Intact Financial Corp	2,446	542,165
Manulife Financial Corp	18,849	576,537
		1,957,286
TOTAL FINANCIALS		4,610,601

Industrials - 0.7%
Professional Services - 0.4%
Thomson Reuters Corp	2,968	551,206
Trading Companies & Distributors - 0.3%
Finning International Inc	13,917	392,030
TOTAL INDUSTRIALS		943,236

Information Technology - 0.6%
IT Services - 0.2%
CGI Inc Class A	2,923	309,335
Software - 0.4%
Constellation Software Inc/Canada	147	528,739
Constellation Software Inc/Canada warrants 3/31/2040 (b)(c)	40	0
		528,739
TOTAL INFORMATION TECHNOLOGY		838,074

Materials - 0.5%
Containers & Packaging - 0.1%
CCL Industries Inc Class B	3,814	198,914
Metals & Mining - 0.4%
Agnico Eagle Mines Ltd/CA	3,011	353,198
Kinross Gold Corp	17,537	258,364
		611,562
TOTAL MATERIALS		810,476

Real Estate - 1.0%
Real Estate Management & Development - 1.0%
FirstService Corp Subordinate Voting Shares	7,701	1,348,971
TOTAL CANADA		17,950,252
CHINA - 0.9%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Prosus NV Class N	13,676	636,228
Financials - 0.5%
Banks - 0.5%
BOC Hong Kong Holdings Ltd	155,000	643,610
TOTAL CHINA		1,279,838
DENMARK - 1.6%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Pandora A/S	2,033	301,043
Health Care - 1.2%
Pharmaceuticals - 1.2%
Novo Nordisk A/S Series B	25,659	1,700,452
Materials - 0.2%
Chemicals - 0.2%
Novonesis Novozymes B Series B	3,858	250,385
TOTAL DENMARK		2,251,880
FINLAND - 0.4%
Industrials - 0.4%
Machinery - 0.4%
Kone Oyj B Shares	10,069	623,804
FRANCE - 4.9%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.5%
FDJ UNITED (d)(e)	8,825	315,401
Sodexo SA	4,544	288,745
		604,146
Household Durables - 0.2%
SEB SA	3,559	334,579
TOTAL CONSUMER DISCRETIONARY		938,725

Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Carrefour SA	72,022	1,113,036
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Gaztransport Et Technigaz SA	5,697	931,258
TotalEnergies SE	28,898	1,680,596
		2,611,854
Industrials - 1.4%
Building Products - 0.5%
Cie de Saint-Gobain SA	6,187	671,658
Construction & Engineering - 0.3%
Eiffage SA	4,030	548,587
Professional Services - 0.6%
Bureau Veritas SA	12,260	388,551
Teleperformance SE	3,820	418,867
		807,418
TOTAL INDUSTRIALS		2,027,663

Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	1,641	260,877
TOTAL FRANCE		6,952,155
GERMANY - 4.4%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.2%
TUI AG (b)	39,721	304,601
Textiles, Apparel & Luxury Goods - 0.1%
Puma SE	10,932	280,475
TOTAL CONSUMER DISCRETIONARY		585,076

Financials - 1.0%
Insurance - 1.0%
Hannover Rueck SE	2,120	680,559
Talanx AG	5,977	685,550
		1,366,109
Health Care - 0.9%
Health Care Providers & Services - 0.9%
Fresenius Medical Care AG	10,521	532,328
Fresenius SE & Co KGaA (b)	14,440	686,134
		1,218,462
Industrials - 1.3%
Machinery - 0.9%
Knorr-Bremse AG	6,857	679,698
Rational AG	614	525,218
		1,204,916
Trading Companies & Distributors - 0.4%
Brenntag SE	8,815	586,998
TOTAL INDUSTRIALS		1,791,914

Information Technology - 0.9%
Software - 0.9%
SAP SE	4,305	1,249,364
TOTAL GERMANY		6,210,925
HONG KONG - 1.3%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	4,677	207,939
Real Estate - 1.2%
Real Estate Management & Development - 1.2%
Sino Land Co Ltd	1,545,295	1,590,191
TOTAL HONG KONG		1,798,130
IRELAND - 0.8%
Consumer Staples - 0.8%
Food Products - 0.8%
Kerry Group PLC Class A	10,544	1,117,684
ISRAEL - 2.3%
Financials - 2.0%
Banks - 1.7%
Bank Hapoalim BM	43,457	636,501
Bank Leumi Le-Israel BM	44,881	637,008
Israel Discount Bank Ltd Class A	70,083	522,871
Mizrahi Tefahot Bank Ltd	10,583	535,977
		2,332,357
Insurance - 0.3%
Phoenix Financial Ltd	27,353	538,709
TOTAL FINANCIALS		2,871,066

Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.1%
Tower Semiconductor Ltd (b)	4,454	161,193
Software - 0.2%
Nice Ltd (b)	1,410	220,273
TOTAL INFORMATION TECHNOLOGY		381,466

TOTAL ISRAEL		3,252,532
ITALY - 1.9%
Financials - 1.2%
Banks - 0.3%
BPER Banca SPA	60,121	487,829
Insurance - 0.9%
Generali	17,570	641,923
Poste Italiane Spa (d)(e)	27,247	552,559
		1,194,482
TOTAL FINANCIALS		1,682,311

Health Care - 0.3%
Pharmaceuticals - 0.3%
Recordati Industria Chimica e Farmaceutica SpA	7,975	470,050
Information Technology - 0.2%
IT Services - 0.2%
Reply SpA	1,315	234,389
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	4,357	228,424
TOTAL ITALY		2,615,174
JAPAN - 22.3%
Communication Services - 3.5%
Entertainment - 2.5%
Konami Group Corp	10,400	1,483,735
Nintendo Co Ltd	24,200	2,007,053
		3,490,788
Wireless Telecommunication Services - 1.0%
KDDI Corp	85,600	1,514,383
TOTAL COMMUNICATION SERVICES		5,005,171

Consumer Discretionary - 2.4%
Automobiles - 0.3%
Subaru Corp	22,600	410,758
Broadline Retail - 0.2%
J Front Retailing Co Ltd	26,400	323,892
Household Durables - 0.2%
Sumitomo Forestry Co Ltd	11,200	322,557
Leisure Products - 0.9%
Bandai Namco Holdings Inc	14,800	513,498
Sankyo Co Ltd	23,500	358,662
Sega Sammy Holdings Inc	17,300	362,943
		1,235,103
Specialty Retail - 0.8%
Sanrio Co Ltd	10,000	398,486
USS Co Ltd	40,800	408,744
ZOZO Inc	33,500	341,481
		1,148,711
TOTAL CONSUMER DISCRETIONARY		3,441,021

Consumer Staples - 2.2%
Beverages - 0.7%
Suntory Beverage & Food Ltd	28,000	979,136
Food Products - 0.6%
Toyo Suisan Kaisha Ltd	14,100	911,399
Tobacco - 0.9%
Japan Tobacco Inc	39,600	1,223,481
TOTAL CONSUMER STAPLES		3,114,016

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Inpex Corp	99,000	1,255,545
Financials - 2.9%
Banks - 1.0%
Hachijuni Bank Ltd/The	67,200	504,801
Iyogin Holdings Inc	41,800	481,913
Mebuki Financial Group Inc	101,000	491,122
		1,477,836
Capital Markets - 0.3%
Daiwa Securities Group Inc	67,000	438,807
Insurance - 1.6%
Ms&Ad Insurance Group Holdings Inc	26,800	609,688
Sompo Holdings Inc	20,000	651,290
Tokio Marine Holdings Inc	23,100	924,389
		2,185,367
TOTAL FINANCIALS		4,102,010

Health Care - 2.4%
Health Care Providers & Services - 0.6%
Medipal Holdings Corp	49,100	835,602
Pharmaceuticals - 1.8%
Ono Pharmaceutical Co Ltd	72,300	832,281
Otsuka Holdings Co Ltd	16,800	819,389
Shionogi & Co Ltd	54,700	918,058
		2,569,728
TOTAL HEALTH CARE		3,405,330

Industrials - 4.3%
Building Products - 0.3%
Sanwa Holdings Corp	13,600	446,786
Commercial Services & Supplies - 1.0%
Dai Nippon Printing Co Ltd	30,600	427,121
Secom Co Ltd	13,900	511,408
TOPPAN Holdings Inc	16,500	462,588
		1,401,117
Construction & Engineering - 0.4%
Kajima Corp	24,700	589,967
Industrial Conglomerates - 0.7%
Hikari Tsushin Inc	1,800	499,467
Sekisui Chemical Co Ltd	25,900	451,943
		951,410
Trading Companies & Distributors - 1.9%
ITOCHU Corp	15,700	801,511
Mitsui & Co Ltd	35,500	721,249
Sojitz Corp	19,600	463,205
Sumitomo Corp	23,500	576,297
		2,562,262
TOTAL INDUSTRIALS		5,951,542

Information Technology - 1.6%
IT Services - 1.1%
NEC Corp	19,900	484,944
Obic Co Ltd	11,000	384,892
Otsuka Corp	13,400	297,893
TIS Inc	12,900	373,597
		1,541,326
Software - 0.3%
Trend Micro Inc/Japan	5,400	387,283
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	18,100	318,564
TOTAL INFORMATION TECHNOLOGY		2,247,173

Materials - 0.4%
Chemicals - 0.1%
Kuraray Co Ltd	17,300	201,757
Paper & Forest Products - 0.3%
Oji Holdings Corp	62,200	294,255
TOTAL MATERIALS		496,012

Real Estate - 1.7%
Real Estate Management & Development - 1.7%
Daito Trust Construction Co Ltd	21,600	2,401,683
TOTAL JAPAN		31,419,503
JORDAN - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Hikma Pharmaceuticals PLC	16,889	447,789
NETHERLANDS - 4.2%
Communication Services - 1.3%
Diversified Telecommunication Services - 1.3%
Koninklijke KPN NV	390,632	1,818,389
Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
Koninklijke Ahold Delhaize NV	33,144	1,361,627
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Koninklijke Vopak NV	18,930	784,141
Financials - 0.9%
Capital Markets - 0.5%
Euronext NV (d)(e)	4,600	768,671
Financial Services - 0.4%
EXOR NV	5,535	521,599
TOTAL FINANCIALS		1,290,270

Industrials - 0.4%
Professional Services - 0.4%
Wolters Kluwer NV	3,453	610,171
TOTAL NETHERLANDS		5,864,598
NORWAY - 2.0%
Consumer Staples - 0.9%
Food Products - 0.9%
Orkla ASA	112,642	1,255,687
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Equinor ASA	41,522	952,568
Industrials - 0.4%
Aerospace & Defense - 0.4%
Kongsberg Gruppen ASA	3,997	642,915
TOTAL NORWAY		2,851,170
PORTUGAL - 0.4%
Financials - 0.4%
Banks - 0.4%
Banco Comercial Portugues SA	988,689	633,650
SINGAPORE - 2.1%
Financials - 0.9%
Banks - 0.5%
Oversea-Chinese Banking Corp Ltd	55,381	684,999
Capital Markets - 0.4%
Singapore Exchange Ltd	52,200	574,092
TOTAL FINANCIALS		1,259,091

Real Estate - 1.2%
Retail REITs - 1.2%
CapitaLand Integrated Commercial Trust	1,046,585	1,723,334
TOTAL SINGAPORE		2,982,425
SPAIN - 1.3%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.3%
Amadeus IT Group SA Class A	6,053	476,010
Specialty Retail - 0.5%
Industria de Diseno Textil SA	10,343	555,420
TOTAL CONSUMER DISCRETIONARY		1,031,430

Financials - 0.5%
Banks - 0.5%
CaixaBank SA	99,784	763,607
TOTAL SPAIN		1,795,037
SWEDEN - 3.5%
Consumer Staples - 1.7%
Food Products - 0.7%
AAK AB	37,517	981,793
Household Products - 1.0%
Essity AB B Shares	42,914	1,238,712
TOTAL CONSUMER STAPLES		2,220,505

Financials - 0.8%
Financial Services - 0.8%
Industrivarden AB A Shares	11,251	395,451
Investor AB B Shares	24,949	738,002
		1,133,453
Industrials - 0.9%
Building Products - 0.3%
Assa Abloy AB B Shares	14,506	438,568
Machinery - 0.6%
Atlas Copco AB A Shares	36,695	570,120
SKF AB B Shares	16,553	325,314
		895,434
TOTAL INDUSTRIALS		1,334,002

Materials - 0.1%
Paper & Forest Products - 0.1%
Holmen AB B Shares	4,631	183,705
TOTAL SWEDEN		4,871,665
SWITZERLAND - 6.0%
Financials - 1.5%
Capital Markets - 0.4%
Swissquote Group Holding SA	995	512,181
Consumer Finance - 0.4%
Cembra Money Bank AG	4,403	533,129
Insurance - 0.7%
Zurich Insurance Group AG	1,473	1,043,961
TOTAL FINANCIALS		2,089,271

Health Care - 1.3%
Health Care Equipment & Supplies - 0.3%
Sonova Holding AG	1,510	465,633
Health Care Providers & Services - 0.4%
Galenica AG (d)(e)	4,774	501,945
Life Sciences Tools & Services - 0.3%
Siegfried Holding AG	3,720	443,639
Pharmaceuticals - 0.3%
Sandoz Group AG	11,300	492,016
TOTAL HEALTH CARE		1,903,233

Industrials - 0.8%
Building Products - 0.5%
Geberit AG	899	623,803
Electrical Equipment - 0.3%
Accelleron Industries AG	8,972	481,927
TOTAL INDUSTRIALS		1,105,730

Information Technology - 0.3%
Software - 0.1%
Temenos AG	2,581	185,310
Technology Hardware, Storage & Peripherals - 0.2%
Logitech International SA	2,581	194,859
TOTAL INFORMATION TECHNOLOGY		380,169

Materials - 0.3%
Chemicals - 0.3%
EMS-Chemie Holding AG	256	189,254
Givaudan SA	59	285,900
		475,154
Real Estate - 1.8%
Real Estate Management & Development - 1.8%
PSP Swiss Property AG	13,787	2,464,632
TOTAL SWITZERLAND		8,418,189
UNITED KINGDOM - 13.0%
Communication Services - 3.5%
Interactive Media & Services - 2.3%
Auto Trader Group PLC (d)(e)	141,652	1,587,805
Rightmove PLC	165,539	1,631,353
		3,219,158
Wireless Telecommunication Services - 1.2%
Vodafone Group PLC	1,778,812	1,740,628
TOTAL COMMUNICATION SERVICES		4,959,786

Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Compass Group PLC	11,958	402,183
InterContinental Hotels Group PLC	2,004	212,586
		614,769
Consumer Staples - 3.4%
Food Products - 0.4%
Tate & Lyle PLC	88,809	661,912
Personal Care Products - 1.3%
Unilever PLC	28,308	1,799,425
Tobacco - 1.7%
British American Tobacco PLC	30,092	1,305,498
Imperial Brands PLC	25,350	1,040,856
		2,346,354
TOTAL CONSUMER STAPLES		4,807,691

Financials - 2.3%
Banks - 1.0%
NatWest Group PLC	115,201	735,826
Standard Chartered PLC	43,166	620,387
		1,356,213
Capital Markets - 0.9%
3i Group PLC	14,022	792,994
IG Group Holdings PLC	35,981	511,837
		1,304,831
Insurance - 0.4%
Beazley PLC	44,982	531,429
TOTAL FINANCIALS		3,192,473

Health Care - 1.4%
Pharmaceuticals - 1.4%
Astrazeneca PLC	13,395	1,919,422
Industrials - 1.6%
Aerospace & Defense - 0.9%
BAE Systems PLC	27,956	647,677
Rolls-Royce Holdings PLC	68,361	688,658
		1,336,335
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	42,000	237,224
Professional Services - 0.5%
RELX PLC	13,175	715,704
TOTAL INDUSTRIALS		2,289,263

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.2%
Halma PLC	6,873	253,008
Software - 0.2%
Sage Group PLC/The	15,785	260,915
TOTAL INFORMATION TECHNOLOGY		513,923

TOTAL UNITED KINGDOM		18,297,327
UNITED STATES - 8.5%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Shell PLC	66,627	2,171,891
Health Care - 5.3%
Life Sciences Tools & Services - 0.4%
QIAGEN NV	11,809	506,818
Pharmaceuticals - 4.9%
GSK PLC	51,502	1,020,518
Haleon PLC	150,792	758,118
Novartis AG	16,609	1,895,659
Roche Holding AG	6,055	1,984,316
Sanofi SA	11,420	1,244,944
		6,903,555
TOTAL HEALTH CARE		7,410,373

Industrials - 1.4%
Commercial Services & Supplies - 0.5%
Waste Connections Inc	3,310	652,439
Electrical Equipment - 0.7%
Schneider Electric SE	4,096	950,781
Professional Services - 0.2%
Experian PLC	8,491	421,334
TOTAL INDUSTRIALS		2,024,554

Materials - 0.2%
Construction Materials - 0.2%
Holcim AG	3,018	336,415
TOTAL UNITED STATES		11,943,233
TOTAL COMMON STOCKS (Cost $125,802,076)		140,219,373

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $49,005)	4.33	48,995	49,005

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (h) (Cost $13,954)	4.25	14,000	13,954

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $125,865,035)	140,282,332
NET OTHER ASSETS (LIABILITIES) - 0.7%	920,178
NET ASSETS - 100.0%	141,202,510

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	8	Jun 2025	997,880	37,228	37,228

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,726,381 or 2.6% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,726,381 or 2.6% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,954.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	217,770	8,140,644	8,309,409	6,719	-	-	49,005	48,995	0.0%
Fidelity Securities Lending Cash Central Fund	-	2,665,797	2,665,797	343	-	-	-	-	0.0%
Total	217,770	10,806,441	10,975,206	7,062	-	-	49,005

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	13,393,591	13,393,591	-	-
Consumer Discretionary	8,432,956	8,432,956	-	-
Consumer Staples	17,184,870	17,184,870	-	-
Energy	12,837,053	12,837,053	-	-
Financials	28,537,507	28,537,507	-	-
Health Care	20,314,786	20,314,786	-	-
Industrials	19,905,056	19,905,056	-	-
Information Technology	6,381,056	6,381,056	-	-
Materials	3,703,687	3,703,687	-	-
Real Estate	9,528,811	9,528,811	-	-

U.S. Treasury Obligations	13,954	-	13,954	-

Money Market Funds	49,005	49,005	-	-
Total Investments in Securities:	140,282,332	140,268,378	13,954	-
Derivative Instruments:

Assets
Futures Contracts	37,228	37,228	-	-
Total Assets	37,228	37,228	-	-
Total Derivative Instruments:	37,228	37,228	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	37,228	0
Total Equity Risk	37,228	0
Total Value of Derivatives	37,228	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® International Multifactor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $125,816,030)	$140,233,327
Fidelity Central Funds (cost $49,005)	49,005

Total Investment in Securities (cost $125,865,035)		$140,282,332
Segregated cash with brokers for derivative instruments		56,769
Cash		8,719
Foreign currency held at value (cost $157,778)		157,860
Dividends receivable		559,310
Reclaims receivable		157,169
Distributions receivable from Fidelity Central Funds		1,398
Total assets		141,223,557
Liabilities
Accrued management fee	$19,127
Payable for daily variation margin on futures contracts	1,920
Total liabilities		21,047
Net Assets		$141,202,510
Net Assets consist of:
Paid in capital		$128,519,965
Total accumulated earnings (loss)		12,682,545
Net Assets		$141,202,510
Net Asset Value, offering price and redemption price per share ($141,202,510 ÷ 4,600,000 shares)		$30.70
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$1,894,025
Interest		468
Income from Fidelity Central Funds (including $343 from security lending)		7,062
Income before foreign taxes withheld		$1,901,555
Less foreign taxes withheld		(229,818)
Total income		1,671,737
Expenses
Management fee	$94,370
Independent trustees' fees and expenses	206
Total expenses before reductions	94,576
Expense reductions	(224)
Total expenses after reductions		94,352
Net Investment income (loss)		1,577,385
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,077,451)
Redemptions in-kind	2,253,411
Foreign currency transactions	14,424
Futures contracts	(100,511)
Total net realized gain (loss)		1,089,873
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	9,469,124
Assets and liabilities in foreign currencies	22,341
Futures contracts	60,566
Total change in net unrealized appreciation (depreciation)		9,552,031
Net gain (loss)		10,641,904
Net increase (decrease) in net assets resulting from operations		$12,219,289
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,577,385	$1,899,903
Net realized gain (loss)	1,089,873	1,938,635
Change in net unrealized appreciation (depreciation)	9,552,031	5,945,138
Net increase (decrease) in net assets resulting from operations	12,219,289	9,783,676
Distributions to shareholders	(1,354,200)	(1,945,700)

Share transactions
Proceeds from sales of shares	51,838,519	65,184,991
Cost of shares redeemed	(8,668,658)	(16,741,609)

Net increase (decrease) in net assets resulting from share transactions	43,169,861	48,443,382
Total increase (decrease) in net assets	54,034,950	56,281,358

Net Assets
Beginning of period	87,167,560	30,886,202
End of period	$141,202,510	$87,167,560

Other Information
Shares
Sold	1,800,000	2,400,000
Redeemed	(300,000)	(600,000)
Net increase (decrease)	1,500,000	1,800,000

Financial Highlights
Fidelity® International Multifactor ETF

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$28.12	$23.76	$22.07	$29.41	$24.01	$26.18
Income from Investment Operations
Net investment income (loss) A,B	.43	.80	.70	.65	.65	.57
Net realized and unrealized gain (loss)	2.52	4.37 C	1.67	(7.12)	5.34	(2.07)
Total from investment operations	2.95	5.17	2.37	(6.47)	5.99	(1.50)
Distributions from net investment income	(.37)	(.81)	(.68)	(.87)	(.59)	(.67)
Total distributions	(.37)	(.81)	(.68)	(.87)	(.59)	(.67)
Net asset value, end of period	$30.70	$28.12	$23.76	$22.07	$29.41	$24.01
Total Return D,E,F	10.58%	21.88% C	10.58%	(22.36)%	25.08%	(5.73)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.18% I	.20%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.18 % I	.19%	.39%	.39%	.39%	.39%
Expenses net of all reductions, if any	.18% I	.19%	.39%	.39%	.39%	.39%
Net investment income (loss)	3.00% I	2.92%	2.78%	2.51%	2.28%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$141,203	$87,168	$30,886	$13,243	$17,648	$7,202
Portfolio turnover rate J,K	48 % I	55%	60%	61%	74%	69%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.03 per share. Excluding this reimbursement, the total return would have been 21.76%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® International Value Factor ETF
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
AUSTRALIA - 6.5%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
Wesfarmers Ltd	37,109	1,859,645
Financials - 2.3%
Banks - 0.9%
ANZ Group Holdings Ltd	87,546	1,672,648
Capital Markets - 0.7%
Macquarie Group Ltd	11,178	1,383,601
Insurance - 0.7%
QBE Insurance Group Ltd	104,244	1,440,064
TOTAL FINANCIALS		4,496,313

Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Brambles Ltd	48,552	637,474
Materials - 3.0%
Metals & Mining - 3.0%
BHP Group Ltd	88,587	2,164,701
Glencore PLC	459,795	1,500,978
Rio Tinto PLC	35,963	2,136,151
		5,801,830
TOTAL AUSTRALIA		12,795,262
CANADA - 10.4%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Rogers Communications Inc Class B	26,143	680,214
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Canadian Natural Resources Ltd	59,148	1,693,980
Suncor Energy Inc	43,552	1,535,182
		3,229,162
Financials - 4.0%
Banks - 2.2%
Bank of Nova Scotia/The	36,416	1,818,559
Toronto Dominion Bank	37,970	2,421,471
		4,240,030
Insurance - 1.8%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	1,103	1,718,661
Manulife Financial Corp	58,421	1,786,931
		3,505,592
TOTAL FINANCIALS		7,745,622

Industrials - 1.2%
Passenger Airlines - 0.5%
Air Canada (b)	108,242	1,094,723
Trading Companies & Distributors - 0.7%
Finning International Inc	47,761	1,345,385
TOTAL INDUSTRIALS		2,440,108

Information Technology - 1.3%
IT Services - 0.7%
CGI Inc Class A	12,898	1,364,968
Software - 0.6%
Open Text Corp	46,043	1,243,991
TOTAL INFORMATION TECHNOLOGY		2,608,959

Materials - 1.4%
Metals & Mining - 1.4%
Barrick Gold Corp	145,053	2,760,764
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
FirstService Corp Subordinate Voting Shares	702	122,968
Utilities - 0.4%
Electric Utilities - 0.4%
Fortis Inc/Canada	15,345	758,418
TOTAL CANADA		20,346,215
CHINA - 1.4%
Consumer Staples - 0.6%
Food Products - 0.6%
Wilmar International Ltd	539,600	1,264,591
Financials - 0.8%
Banks - 0.8%
BOC Hong Kong Holdings Ltd	352,500	1,463,693
TOTAL CHINA		2,728,284
DENMARK - 2.1%
Health Care - 1.2%
Pharmaceuticals - 1.2%
Novo Nordisk A/S Series B	36,698	2,432,019
Industrials - 0.9%
Marine Transportation - 0.9%
AP Moller - Maersk A/S Series B	988	1,690,696
TOTAL DENMARK		4,122,715
FRANCE - 8.8%
Consumer Discretionary - 1.1%
Textiles, Apparel & Luxury Goods - 1.1%
LVMH Moet Hennessy Louis Vuitton SE	3,903	2,164,683
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Carrefour SA	80,029	1,236,777
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
TotalEnergies SE	26,397	1,535,147
Financials - 2.1%
Banks - 2.1%
BNP Paribas SA	24,439	2,063,853
Societe Generale SA Series A	39,352	2,039,842
		4,103,695
Industrials - 3.2%
Construction & Engineering - 2.3%
Bouygues SA	45,300	1,992,848
Vinci SA	17,465	2,434,019
		4,426,867
Professional Services - 0.9%
Teleperformance SE	15,361	1,684,348
TOTAL INDUSTRIALS		6,111,215

Information Technology - 0.3%
IT Services - 0.3%
Capgemini SE	3,767	598,857
Real Estate - 0.7%
Retail REITs - 0.7%
Klepierre SA	39,286	1,439,786
TOTAL FRANCE		17,190,160
GERMANY - 11.2%
Communication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Deutsche Telekom AG	66,106	2,374,613
Consumer Discretionary - 2.1%
Automobiles - 1.6%
Bayerische Motoren Werke AG	17,267	1,458,379
Mercedes-Benz Group AG	26,179	1,561,454
		3,019,833
Hotels, Restaurants & Leisure - 0.5%
TUI AG (b)	138,345	1,060,901
TOTAL CONSUMER DISCRETIONARY		4,080,734

Financials - 2.4%
Capital Markets - 1.0%
Deutsche Bank AG	74,302	1,940,955
Insurance - 1.4%
Allianz SE	6,801	2,814,871
TOTAL FINANCIALS		4,755,826

Health Care - 0.5%
Health Care Providers & Services - 0.5%
Fresenius SE & Co KGaA (b)	22,423	1,065,455
Industrials - 1.7%
Industrial Conglomerates - 1.3%
Siemens AG	10,421	2,392,314
Passenger Airlines - 0.4%
Deutsche Lufthansa AG	120,880	867,884
TOTAL INDUSTRIALS		3,260,198

Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 0.4%
Infineon Technologies AG	23,657	776,913
Software - 1.6%
SAP SE	10,825	3,141,548
TOTAL INFORMATION TECHNOLOGY		3,918,461

Utilities - 1.3%
Independent Power and Renewable Electricity Producers - 1.3%
RWE AG	64,643	2,513,116
TOTAL GERMANY		21,968,403
HONG KONG - 2.2%
Financials - 1.8%
Insurance - 1.8%
AIA Group Ltd	251,000	1,880,550
Prudential PLC	152,501	1,612,862
Prudential PLC rights (b)(c)	173,009	29,181
		3,522,593
Real Estate - 0.4%
Retail REITs - 0.4%
Link REIT	158,455	742,755
TOTAL HONG KONG		4,265,348
ISRAEL - 0.2%
Information Technology - 0.2%
Software - 0.2%
Nice Ltd (b)	3,133	489,444
ITALY - 1.5%
Financials - 1.5%
Banks - 1.5%
UniCredit SpA	50,132	2,904,655
JAPAN - 22.8%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.7%
Nippon Telegraph & Telephone Corp	1,349,200	1,412,195
Wireless Telecommunication Services - 0.8%
KDDI Corp	88,200	1,560,381
TOTAL COMMUNICATION SERVICES		2,972,576

Consumer Discretionary - 4.3%
Automobiles - 1.8%
Honda Motor Co Ltd	188,900	1,924,227
Subaru Corp	88,000	1,599,410
		3,523,637
Household Durables - 2.5%
Panasonic Holdings Corp	146,000	1,679,655
Sony Group Corp	118,800	3,140,738
		4,820,393
TOTAL CONSUMER DISCRETIONARY		8,344,030

Consumer Staples - 1.3%
Tobacco - 1.3%
Japan Tobacco Inc	81,100	2,505,663
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Inpex Corp	66,000	837,030
Financials - 3.1%
Capital Markets - 1.9%
Daiwa Securities Group Inc	287,400	1,882,285
SBI Holdings Inc	70,400	1,845,384
		3,727,669
Insurance - 1.2%
Ms&Ad Insurance Group Holdings Inc	103,300	2,350,031
TOTAL FINANCIALS		6,077,700

Health Care - 1.6%
Health Care Providers & Services - 0.8%
Medipal Holdings Corp	94,800	1,613,341
Pharmaceuticals - 0.8%
Ono Pharmaceutical Co Ltd	139,000	1,600,098
TOTAL HEALTH CARE		3,213,439

Industrials - 5.7%
Trading Companies & Distributors - 5.7%
Marubeni Corp	122,700	2,174,605
Mitsubishi Corp	135,800	2,581,952
Mitsui & Co Ltd	111,900	2,273,459
Sumitomo Corp	82,900	2,032,979
Toyota Tsusho Corp	103,600	2,051,809
		11,114,804
Information Technology - 2.6%
IT Services - 1.0%
NEC Corp	79,800	1,944,649
Semiconductors & Semiconductor Equipment - 1.6%
Renesas Electronics Corp	113,800	1,334,342
Tokyo Electron Ltd	12,200	1,815,375
		3,149,717
TOTAL INFORMATION TECHNOLOGY		5,094,366

Materials - 0.9%
Metals & Mining - 0.9%
Nippon Steel Corp	83,800	1,768,354
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Daiwa House Industry Co Ltd	42,200	1,525,105
Utilities - 0.6%
Electric Utilities - 0.6%
Kansai Electric Power Co Inc/The	90,700	1,115,946
TOTAL JAPAN		44,569,013
LUXEMBOURG - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
ArcelorMittal SA	67,663	1,993,661
NETHERLANDS - 2.1%
Industrials - 0.7%
Professional Services - 0.7%
Randstad NV	33,256	1,331,448
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
ASML Holding NV	4,225	2,797,613
TOTAL NETHERLANDS		4,129,061
SPAIN - 2.2%
Financials - 2.2%
Banks - 2.2%
Banco Bilbao Vizcaya Argentaria SA	144,444	1,980,212
Banco Santander SA	328,800	2,310,606

TOTAL SPAIN		4,290,818
SWEDEN - 3.0%
Consumer Staples - 0.7%
Household Products - 0.7%
Essity AB B Shares	48,216	1,391,755
Financials - 1.0%
Financial Services - 1.0%
Investor AB B Shares	65,675	1,942,693
Industrials - 1.3%
Machinery - 1.3%
Volvo AB B Shares	89,705	2,442,382
TOTAL SWEDEN		5,776,830
SWITZERLAND - 1.7%
Financials - 0.9%
Capital Markets - 0.9%
UBS Group AG	55,133	1,669,924
Industrials - 0.8%
Electrical Equipment - 0.8%
ABB Ltd	31,208	1,640,248
TOTAL SWITZERLAND		3,310,172
UNITED KINGDOM - 11.9%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC	1,611,748	1,577,150
Consumer Discretionary - 1.0%
Specialty Retail - 1.0%
Kingfisher PLC	520,237	1,995,697
Consumer Staples - 2.2%
Food Products - 1.0%
Associated British Foods PLC	69,018	1,902,747
Tobacco - 1.2%
British American Tobacco PLC	55,604	2,412,298
TOTAL CONSUMER STAPLES		4,315,045

Financials - 2.4%
Banks - 2.4%
Barclays PLC	415,876	1,648,681
HSBC Holdings PLC	265,850	2,954,398
		4,603,079
Health Care - 1.4%
Pharmaceuticals - 1.4%
Astrazeneca PLC	19,266	2,760,700
Industrials - 2.9%
Aerospace & Defense - 1.6%
BAE Systems PLC	133,947	3,103,246
Industrial Conglomerates - 0.4%
CK Hutchison Holdings Ltd	142,500	804,867
Passenger Airlines - 0.9%
easyJet PLC	260,580	1,721,488
TOTAL INDUSTRIALS		5,629,601

Utilities - 1.2%
Multi-Utilities - 1.2%
Centrica PLC	1,076,061	2,301,827
TOTAL UNITED KINGDOM		23,183,099
UNITED STATES - 10.2%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Stellantis NV (Italy)	106,633	986,690
Consumer Staples - 2.0%
Food Products - 2.0%
Nestle SA	36,409	3,887,467
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
BP PLC	216,067	1,010,968
Shell PLC	67,460	2,199,045
		3,210,013
Financials - 0.7%
Insurance - 0.7%
Swiss Re AG	8,015	1,441,091
Health Care - 5.4%
Biotechnology - 0.6%
CSL Ltd	7,544	1,212,212
Health Care Equipment & Supplies - 0.4%
Alcon AG	8,559	829,704
Pharmaceuticals - 4.4%
GSK PLC	76,448	1,514,825
Novartis AG	21,326	2,434,032
Roche Holding AG	7,821	2,563,061
Sanofi SA	16,725	1,823,265
		8,335,183
TOTAL HEALTH CARE		10,377,099

TOTAL UNITED STATES		19,902,360
TOTAL COMMON STOCKS (Cost $184,478,034)		193,965,500

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $239,755)	4.33	239,707	239,755

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (f) (Cost $13,954)	4.25	14,000	13,954

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $184,731,743)	194,219,209
NET OTHER ASSETS (LIABILITIES) - 0.7%	1,390,646
NET ASSETS - 100.0%	195,609,855

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	13	Jun 2025	1,621,555	45,158	45,158

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,954.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	19,948	5,991,204	5,771,397	3,164	-	-	239,755	239,707	0.0%
Fidelity Securities Lending Cash Central Fund	-	3,880,618	3,880,618	1,881	-	-	-	-	0.0%
Total	19,948	9,871,822	9,652,015	5,045	-	-	239,755

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	7,604,553	7,604,553	-	-
Consumer Discretionary	19,431,479	19,431,479	-	-
Consumer Staples	14,601,298	14,601,298	-	-
Energy	8,811,352	8,811,352	-	-
Financials	49,017,702	49,017,702	-	-
Health Care	19,848,712	19,848,712	-	-
Industrials	36,298,174	36,298,174	-	-
Information Technology	15,507,700	15,507,700	-	-
Materials	12,324,609	12,324,609	-	-
Real Estate	3,830,614	3,830,614	-	-
Utilities	6,689,307	6,689,307	-	-

U.S. Treasury Obligations	13,954	-	13,954	-

Money Market Funds	239,755	239,755	-	-
Total Investments in Securities:	194,219,209	194,205,255	13,954	-
Derivative Instruments:

Assets
Futures Contracts	45,158	45,158	-	-
Total Assets	45,158	45,158	-	-
Total Derivative Instruments:	45,158	45,158	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	45,158	0
Total Equity Risk	45,158	0
Total Value of Derivatives	45,158	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® International Value Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $184,491,988)	$193,979,454
Fidelity Central Funds (cost $239,755)	239,755

Total Investment in Securities (cost $184,731,743)		$194,219,209
Segregated cash with brokers for derivative instruments		80,292
Cash		3,683
Foreign currency held at value (cost $146,682)		146,471
Receivable for investments sold		82
Dividends receivable		1,010,980
Reclaims receivable		435,356
Interest receivable		32
Distributions receivable from Fidelity Central Funds		422
Total assets		195,896,527
Liabilities
Payable for investments purchased
Regular delivery	$225,836
Delayed delivery	29,182
Accrued management fee	29,497
Payable for daily variation margin on futures contracts	2,157
Total liabilities		286,672
Net Assets		$195,609,855
Net Assets consist of:
Paid in capital		$179,231,368
Total accumulated earnings (loss)		16,378,487
Net Assets		$195,609,855
Net Asset Value, offering price and redemption price per share ($195,609,855 ÷ 7,100,000 shares)		$27.55
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$3,795,042
Foreign Tax Reclaims		210,036
Interest		482
Income from Fidelity Central Funds (including $1,881 from security lending)		5,045
Income before foreign taxes withheld		$4,010,605
Less foreign taxes withheld		(498,299)
Total income		3,512,306
Expenses
Management fee	$172,161
Independent trustees' fees and expenses	392
Total expenses before reductions	172,553
Expense reductions	(194)
Total expenses after reductions		172,359
Net Investment income (loss)		3,339,947
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	210,606
Redemptions in-kind	11,299,213
Foreign currency transactions	(20,414)
Futures contracts	(29,757)
Total net realized gain (loss)		11,459,648
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,416,200
Assets and liabilities in foreign currencies	77,733
Futures contracts	87,804
Total change in net unrealized appreciation (depreciation)		4,581,737
Net gain (loss)		16,041,385
Net increase (decrease) in net assets resulting from operations		$19,381,332
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,339,947	$4,483,215
Net realized gain (loss)	11,459,648	5,343,510
Change in net unrealized appreciation (depreciation)	4,581,737	8,084,457
Net increase (decrease) in net assets resulting from operations	19,381,332	17,911,182
Distributions to shareholders	(2,825,000)	(4,690,900)

Share transactions
Proceeds from sales of shares	89,235,700	98,975,785
Cost of shares redeemed	(76,665,153)	(19,480,689)

Net increase (decrease) in net assets resulting from share transactions	12,570,547	79,495,096
Total increase (decrease) in net assets	29,126,879	92,715,378

Net Assets
Beginning of period	166,482,976	73,767,598
End of period	$195,609,855	$166,482,976

Other Information
Shares
Sold	3,500,000	4,000,000
Redeemed	(3,000,000)	(800,000)
Net increase (decrease)	500,000	3,200,000

Financial Highlights
Fidelity® International Value Factor ETF

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.22	$21.70	$18.94	$24.38	$17.82	$21.89
Income from Investment Operations
Net investment income (loss) A,B	.45	.88	.79	.83	.79	.51
Net realized and unrealized gain (loss)	2.25	3.54	2.78	(5.32)	6.54	(4.09)
Total from investment operations	2.70	4.42	3.57	(4.49)	7.33	(3.58)
Distributions from net investment income	(.37)	(.90)	(.81)	(.95)	(.77)	(.49)
Total distributions	(.37)	(.90)	(.81)	(.95)	(.77)	(.49)
Net asset value, end of period	$27.55	$25.22	$21.70	$18.94	$24.38	$17.82
Total Return C,D,E	10.76%	20.51%	18.72%	(18.82)%	41.36%	(16.32)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.18% H	.19%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.18 % H	.19%	.39%	.39%	.39%	.39%
Expenses net of all reductions, if any	.18% H	.19%	.39%	.39%	.39%	.39%
Net investment income (loss)	3.49% H	3.52%	3.52%	3.79%	3.32%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$195,610	$166,483	$73,768	$37,883	$41,449	$14,254
Portfolio turnover rate I,J	54 % H	71%	81%	69%	101%	76%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Emerging Markets Multifactor ETF and Fidelity International Multifactor ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds; and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends, foreign taxes withheld or foreign tax reclaims, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld or foreign tax reclaims, as applicable. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Fidelity Emerging Markets Multifactor ETF Fund did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Multifactor ETF Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Emerging Markets Multifactor ETF	161,460,160	12,512,239	(11,536,440)	975,799
Fidelity International High Dividend ETF	109,870,180	11,472,058	(3,864,076)	7,607,982
Fidelity International Multifactor ETF	126,175,737	17,584,250	(3,440,427)	14,143,823
Fidelity International Value Factor ETF	184,966,510	20,960,654	(11,662,797)	9,297,857

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Emerging Markets Multifactor ETF	(481,623)	(1,461,874)	(1,943,497)
Fidelity International High Dividend ETF	(6,164,394)	(5,965,841)	(12,130,235)
Fidelity International Multifactor ETF	(1,802,788)	(976,624)	(2,779,412)
Fidelity International Value Factor ETF	(691,064)	(4,514,985)	(5,206,049)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period., unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Emerging Markets Multifactor ETF	695,668

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Multifactor ETF	102,899,782	46,662,948
Fidelity International High Dividend ETF	66,401,745	66,100,747
Fidelity International Multifactor ETF	31,196,907	23,523,154
Fidelity International Value Factor ETF	51,635,464	47,508,669

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Emerging Markets Multifactor ETF	8,912,937	5,139,728
Fidelity International High Dividend ETF	12,326,576	1,920,587
Fidelity International Multifactor ETF	43,946,665	8,558,134
Fidelity International Value Factor ETF	83,526,769	75,135,933
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Fee Rate
Fidelity Emerging Markets Multifactor ETF	.25%
Fidelity International High Dividend ETF	.18%
Fidelity International Multifactor ETF	.18%
Fidelity International Value Factor ETF	.18%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Emerging Markets Multifactor ETF	Borrower	2,123,143	4.57%	1,888

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Emerging Markets Multifactor ETF	174	-	-
Fidelity International High Dividend ETF	1,207	-	-
Fidelity International Multifactor ETF	37	-	-
Fidelity International Value Factor ETF	201	-	-
8. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Emerging Markets Multifactor ETF	175,500	4.83%	47
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Emerging Markets Multifactor ETF	297
Fidelity International High Dividend ETF	257
Fidelity International Multifactor ETF	224
Fidelity International Value Factor ETF	194
10. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9885305.107
IHD-IVE-SANN-0625
Fidelity® Fundamental Developed International ETF
Fidelity® Fundamental Emerging Markets ETF
Fidelity® Fundamental Global ex-U.S. ETF

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Fundamental Developed International ETF
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
AUSTRALIA - 1.6%
Communication Services - 0.7%
Interactive Media & Services - 0.7%
CAR Group Ltd	4,381	93,476
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.9%
Aristocrat Leisure Ltd	3,051	130,627
TOTAL AUSTRALIA		224,103
BELGIUM - 1.5%
Financials - 0.9%
Banks - 0.9%
KBC Group NV	1,394	128,009
Health Care - 0.6%
Pharmaceuticals - 0.6%
UCB SA	465	84,890
TOTAL BELGIUM		212,899
CANADA - 4.2%
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Alimentation Couche-Tard Inc	1,793	93,591
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Cameco Corp	924	41,709
Canadian Natural Resources Ltd	2,724	78,168
Imperial Oil Ltd	928	62,596
		182,473
Industrials - 0.2%
Ground Transportation - 0.2%
Canadian Pacific Kansas City Ltd	428	31,085
Information Technology - 2.0%
IT Services - 0.4%
Shopify Inc Class A (United States) (a)	643	61,085
Software - 1.6%
Constellation Software Inc/Canada	58	209,027
TOTAL INFORMATION TECHNOLOGY		270,112

TOTAL CANADA		577,261
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd Class A (a)	3,063	27,195
DENMARK - 2.2%
Health Care - 1.0%
Pharmaceuticals - 1.0%
Novo Nordisk A/S Series B	2,110	139,332
Industrials - 1.2%
Air Freight & Logistics - 1.2%
DSV A/S	779	164,336
TOTAL DENMARK		303,668
FRANCE - 12.6%
Consumer Discretionary - 2.8%
Hotels, Restaurants & Leisure - 0.6%
Accor SA	1,759	85,984
Textiles, Apparel & Luxury Goods - 2.2%
Hermes International SCA	46	124,598
LVMH Moet Hennessy Louis Vuitton SE	323	178,528
		303,126
TOTAL CONSUMER DISCRETIONARY		389,110

Consumer Staples - 1.1%
Food Products - 1.1%
Danone SA	1,818	156,441
Financials - 1.2%
Insurance - 1.2%
AXA SA	3,627	170,805
Health Care - 1.1%
Health Care Equipment & Supplies - 1.1%
EssilorLuxottica SA	509	145,712
Industrials - 2.4%
Aerospace & Defense - 2.4%
Safran SA	1,108	292,462
Thales SA	132	36,621
		329,083
Information Technology - 1.1%
IT Services - 0.6%
Capgemini SE	483	76,521
Software - 0.5%
Dassault Systemes SE	1,855	69,010
TOTAL INFORMATION TECHNOLOGY		145,531

Materials - 2.9%
Chemicals - 2.9%
Air Liquide SA	1,934	395,595
TOTAL FRANCE		1,732,277
GERMANY - 13.4%
Financials - 5.9%
Capital Markets - 2.4%
Deutsche Boerse AG	1,054	338,506
Insurance - 3.5%
Hannover Rueck SE	646	206,666
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	396	269,883
		476,549
TOTAL FINANCIALS		815,055

Health Care - 1.2%
Health Care Providers & Services - 1.0%
Fresenius SE & Co KGaA (a)	2,628	124,444
Pharmaceuticals - 0.2%
Merck KGaA	249	34,386
TOTAL HEALTH CARE		158,830

Industrials - 1.2%
Aerospace & Defense - 1.2%
Rheinmetall AG	94	159,625
Information Technology - 3.6%
Software - 3.6%
SAP SE	1,714	495,717
Materials - 1.3%
Construction Materials - 1.3%
Heidelberg Materials AG	875	172,724
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Vonovia SE	1,418	46,971
TOTAL GERMANY		1,848,922
IRELAND - 1.0%
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	1,711	144,016
ITALY - 3.9%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Ferrari NV (Italy)	131	59,599
Financials - 2.9%
Banks - 2.9%
FinecoBank Banca Fineco SpA	2,203	43,836
UniCredit SpA	5,958	344,023
		387,859
Health Care - 0.2%
Pharmaceuticals - 0.2%
Recordati Industria Chimica e Farmaceutica SpA	557	32,717
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	1,126	61,152
TOTAL ITALY		541,327
JAPAN - 18.1%
Communication Services - 1.8%
Entertainment - 1.8%
Capcom Co Ltd	2,821	81,663
Nintendo Co Ltd	2,090	172,924
		254,587
Consumer Discretionary - 1.6%
Household Durables - 0.7%
Sony Group Corp	3,617	95,396
Specialty Retail - 0.9%
Fast Retailing Co Ltd	377	123,874
TOTAL CONSUMER DISCRETIONARY		219,270

Consumer Staples - 0.7%
Food Products - 0.7%
Ajinomoto Co Inc	4,416	90,062
Financials - 3.9%
Banks - 0.7%
Mitsubishi UFJ Financial Group Inc	2,382	30,046
Sumitomo Mitsui Financial Group Inc	2,622	62,350
		92,396
Financial Services - 1.4%
ORIX Corp	9,902	197,444
Insurance - 1.8%
Tokio Marine Holdings Inc	6,215	248,113
TOTAL FINANCIALS		537,953

Health Care - 1.1%
Health Care Equipment & Supplies - 1.1%
Hoya Corp	1,265	148,459
Industrials - 5.4%
Industrial Conglomerates - 2.4%
Hitachi Ltd	13,123	322,890
Machinery - 1.5%
Mitsubishi Heavy Industries Ltd	10,521	205,777
Professional Services - 0.2%
Recruit Holdings Co Ltd	460	25,551
Trading Companies & Distributors - 1.3%
ITOCHU Corp	3,615	184,113
TOTAL INDUSTRIALS		738,331

Information Technology - 2.1%
IT Services - 0.1%
Fujitsu Ltd	335	7,383
Semiconductors & Semiconductor Equipment - 1.0%
Advantest Corp	143	5,864
Renesas Electronics Corp	2,212	25,875
Tokyo Electron Ltd	741	109,999
		141,738
Technology Hardware, Storage & Peripherals - 1.0%
FUJIFILM Holdings Corp	6,594	135,380
TOTAL INFORMATION TECHNOLOGY		284,501

Materials - 1.5%
Chemicals - 1.5%
Shin-Etsu Chemical Co Ltd	6,708	203,145
TOTAL JAPAN		2,476,308
NETHERLANDS - 5.7%
Communication Services - 0.4%
Entertainment - 0.4%
Universal Music Group NV	2,095	61,350
Industrials - 2.4%
Professional Services - 2.3%
Wolters Kluwer NV	1,793	315,750
Trading Companies & Distributors - 0.1%
IMCD NV	100	13,237
TOTAL INDUSTRIALS		328,987

Information Technology - 2.9%
Semiconductors & Semiconductor Equipment - 2.9%
ASML Holding NV	565	372,835
BE Semiconductor Industries NV	239	25,516
		398,351
TOTAL NETHERLANDS		788,688
SINGAPORE - 0.7%
Communication Services - 0.2%
Entertainment - 0.2%
Sea Ltd Class A ADR (a)	303	40,617
Financials - 0.5%
Banks - 0.5%
United Overseas Bank Ltd	2,344	62,167
TOTAL SINGAPORE		102,784
SPAIN - 2.7%
Financials - 2.7%
Banks - 2.7%
Banco Santander SA	6,172	43,224
CaixaBank SA	42,461	323,823

TOTAL SPAIN		367,047
SWEDEN - 3.8%
Financials - 1.5%
Financial Services - 1.5%
Investor AB B Shares	7,305	215,624
Industrials - 2.3%
Machinery - 2.3%
Atlas Copco AB A Shares	12,653	196,167
Indutrade AB	4,267	115,135
		311,302
TOTAL SWEDEN		526,926
SWITZERLAND - 2.7%
Financials - 2.7%
Capital Markets - 2.7%
Partners Group Holding AG	120	156,370
UBS Group AG	7,151	215,652

TOTAL SWITZERLAND		372,022
UNITED KINGDOM - 17.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Zegona Communications plc (a)	5,620	50,631
Consumer Discretionary - 2.9%
Hotels, Restaurants & Leisure - 2.4%
Compass Group PLC	7,807	261,983
InterContinental Hotels Group PLC	685	72,502
		334,485
Leisure Products - 0.5%
Games Workshop Group PLC	330	67,772
TOTAL CONSUMER DISCRETIONARY		402,257

Consumer Staples - 0.8%
Tobacco - 0.8%
Imperial Brands PLC	2,555	104,671
Financials - 5.5%
Banks - 1.1%
Lloyds Banking Group PLC	26,437	25,818
NatWest Group PLC	20,307	129,416
		155,234
Capital Markets - 4.4%
3i Group PLC	4,418	249,292
London Stock Exchange Group PLC	2,314	358,500
		607,792
TOTAL FINANCIALS		763,026

Health Care - 1.2%
Pharmaceuticals - 1.2%
Astrazeneca PLC	1,139	162,845
Industrials - 6.5%
Aerospace & Defense - 4.0%
BAE Systems PLC	14,770	341,420
Rolls-Royce Holdings PLC	21,067	211,749
		553,169
Professional Services - 2.5%
RELX PLC	6,321	342,604
TOTAL INDUSTRIALS		895,773

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Halma PLC	2,514	92,337
TOTAL UNITED KINGDOM		2,471,540
UNITED STATES - 7.0%
Communication Services - 0.9%
Entertainment - 0.9%
Spotify Technology SA (a)	194	119,112
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Shell PLC	6,930	225,395
Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
Alcon AG	794	76,634
Industrials - 3.2%
Electrical Equipment - 1.8%
Schneider Electric SE	1,059	244,976
Professional Services - 1.4%
Experian PLC	4,054	200,713
TOTAL INDUSTRIALS		445,689

Materials - 0.7%
Construction Materials - 0.7%
Holcim AG	861	95,557
TOTAL UNITED STATES		962,387
TOTAL COMMON STOCKS (Cost $12,361,012)		13,679,370

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $53,168)	4.33	53,157	53,168

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $12,414,180)	13,732,538
NET OTHER ASSETS (LIABILITIES) - 0.4%	52,444
NET ASSETS - 100.0%	13,784,982

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	12,275,373	12,222,205	3,076	-	-	53,168	53,157	0.0%
Total	-	12,275,373	12,222,205	3,076	-	-	53,168

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	619,773	619,773	-	-
Consumer Discretionary	1,200,863	1,200,863	-	-
Consumer Staples	444,765	444,765	-	-
Energy	407,868	407,868	-	-
Financials	3,819,567	3,819,567	-	-
Health Care	949,419	949,419	-	-
Industrials	3,609,379	3,609,379	-	-
Information Technology	1,686,549	1,686,549	-	-
Materials	894,216	894,216	-	-
Real Estate	46,971	46,971	-	-

Money Market Funds	53,168	53,168	-	-
Total Investments in Securities:	13,732,538	13,732,538	-	-
Fidelity® Fundamental Developed International ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $12,361,012)	$13,679,370
Fidelity Central Funds (cost $53,168)	53,168

Total Investment in Securities (cost $12,414,180)		$13,732,538
Cash		3,125
Foreign currency held at value (cost $1,039)		969
Receivable for investments sold		3
Dividends receivable		52,886
Distributions receivable from Fidelity Central Funds		1,244
Total assets		13,790,765
Liabilities
Accrued management fee	$5,783
Total liabilities		5,783
Net Assets		$13,784,982
Net Assets consist of:
Paid in capital		$12,635,238
Total accumulated earnings (loss)		1,149,744
Net Assets		$13,784,982
Net Asset Value, offering price and redemption price per share ($13,784,982 ÷ 500,000 shares)		$27.57
Statement of Operations
For the period November 19, 2024 (commencement of operations) through April 30, 2025 (Unaudited)
Investment Income
Dividends		$103,674
Non-Cash dividends		36,009
Interest		65
Income from Fidelity Central Funds		3,076
Income before foreign taxes withheld		$142,824
Less foreign taxes withheld		(12,243)
Total income		130,581
Expenses
Management fee	$26,583
Independent trustees' fees and expenses	14
Total expenses before reductions	26,597
Expense reductions	(13)
Total expenses after reductions		26,584
Net Investment income (loss)		103,997
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(124,194)
Foreign currency transactions	(10,823)
Futures contracts	(81,369)
Total net realized gain (loss)		(216,386)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,318,358
Assets and liabilities in foreign currencies	975
Total change in net unrealized appreciation (depreciation)		1,319,333
Net gain (loss)		1,102,947
Net increase (decrease) in net assets resulting from operations		$1,206,944
Statement of Changes in Net Assets

For the period November 19, 2024 (commencement of operations) through April 30, 2025 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$103,997
Net realized gain (loss)	(216,386)
Change in net unrealized appreciation (depreciation)	1,319,333
Net increase (decrease) in net assets resulting from operations	1,206,944
Distributions to shareholders	(57,200)

Share transactions
Proceeds from sales of shares	12,635,238

Net increase (decrease) in net assets resulting from share transactions	12,635,238
Total increase (decrease) in net assets	13,784,982

Net Assets
Beginning of period	-
End of period	$13,784,982

Other Information
Shares
Sold	500,000
Net increase (decrease)	500,000

Financial Highlights
Fidelity® Fundamental Developed International ETF

Six months ended April 30, 2025 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$25.00
Income from Investment Operations
Net investment income (loss) B,C	.25
Net realized and unrealized gain (loss)	2.46
Total from investment operations	2.71
Distributions from net investment income	(.14)
Total distributions	(.14)
Net asset value, end of period	$27.57
Total Return D,E,F	10.90%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.55% I
Expenses net of fee waivers, if any	.55 % I
Expenses net of all reductions, if any	.55% I
Net investment income (loss)	2.15% I
Supplemental Data
Net assets, end of period (000 omitted)	$13,785
Portfolio turnover rate J	17 % K

AFor the period November 19, 2024 (commencement of operations) through April 30, 2025.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DBased on net asset value.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity® Fundamental Emerging Markets ETF
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
BRAZIL - 7.8%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
MercadoLibre Inc (b)	20	46,617
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Raia Drogasil SA	7,024	24,556
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petroleo Brasileiro SA	2,415	12,761
PRIO SA/Brazil (b)	6,068	36,044
		48,805
Financials - 2.0%
Banks - 2.0%
Itau Unibanco Holding SA	24,646	154,517
NU Holdings Ltd/Cayman Islands Class A (b)	3,530	43,878
		198,395
Health Care - 0.4%
Health Care Providers & Services - 0.4%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	89,475	36,577
Industrials - 1.5%
Electrical Equipment - 0.6%
WEG SA	8,673	68,220
Ground Transportation - 0.9%
Localiza Rent a Car SA	11,834	89,582
TOTAL INDUSTRIALS		157,802

Materials - 1.9%
Metals & Mining - 1.9%
Gerdau SA	25,526	67,423
Vale SA	14,020	130,586
		198,009
Utilities - 0.8%
Electric Utilities - 0.8%
Equatorial Energia SA	12,798	83,010
TOTAL BRAZIL		793,771
CHINA - 30.0%
Communication Services - 8.2%
Entertainment - 0.4%
Tencent Music Entertainment Group Class A ADR	2,758	37,012
Interactive Media & Services - 7.8%
Tencent Holdings Ltd	12,962	797,549
TOTAL COMMUNICATION SERVICES		834,561

Consumer Discretionary - 11.3%
Automobiles - 0.9%
BYD Co Ltd H Shares	1,896	90,502
Broadline Retail - 6.9%
Alibaba Group Holding Ltd	24,121	365,442
JD.com Inc A Shares	7,229	119,216
PDD Holdings Inc Class A ADR (b)	2,011	212,301
		696,959
Diversified Consumer Services - 0.4%
TAL Education Group Class A ADR (b)	4,407	38,561
Hotels, Restaurants & Leisure - 2.0%
Meituan B Shares (b)(c)(d)	4,278	71,874
Trip.com Group Ltd	1,210	73,016
Yum China Holdings Inc	1,471	63,708
		208,598
Household Durables - 1.1%
Haier Smart Home Co Ltd H Shares	39,321	114,329
TOTAL CONSUMER DISCRETIONARY		1,148,949

Consumer Staples - 0.5%
Beverages - 0.5%
Kweichow Moutai Co Ltd A Shares (China)	238	50,635
Financials - 3.5%
Banks - 1.8%
China Construction Bank Corp H Shares	150,360	123,691
China Merchants Bank Co Ltd H Shares	10,456	57,231
		180,922
Insurance - 1.7%
China Life Insurance Co Ltd H Shares	58,686	107,450
Ping An Insurance Group Co of China Ltd H Shares	12,021	72,229
		179,679
TOTAL FINANCIALS		360,601

Health Care - 2.0%
Biotechnology - 0.4%
Zai Lab Ltd (b)	11,456	36,189
Health Care Equipment & Supplies - 0.5%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	1,659	50,117
Life Sciences Tools & Services - 0.4%
Wuxi Apptec Co Ltd H Shares (c)(d)	5,526	42,858
Pharmaceuticals - 0.7%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	23,734	73,752
TOTAL HEALTH CARE		202,916

Industrials - 3.2%
Electrical Equipment - 1.2%
Contemporary Amperex Technology Co Ltd A Shares (China)	1,857	59,122
Sieyuan Electric Co Ltd A Shares (China)	6,100	60,376
		119,498
Ground Transportation - 0.5%
Full Truck Alliance Co Ltd ADR	4,236	48,121
Machinery - 1.5%
Airtac International Group	2,189	60,109
Shenzhen Inovance Technology Co Ltd A Shares (China)	9,870	97,175
		157,284
TOTAL INDUSTRIALS		324,903

Information Technology - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Xiaomi Corp B Shares (b)(c)(d)	9,993	64,360
Materials - 0.1%
Construction Materials - 0.1%
China Jushi Co Ltd A Shares (China)	8,100	13,067
Utilities - 0.6%
Gas Utilities - 0.6%
ENN Energy Holdings Ltd	3,539	28,086
Kunlun Energy Co Ltd	31,326	29,890
		57,976
TOTAL CHINA		3,057,968
GREECE - 1.1%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
OPAP SA	3,540	78,482
Financials - 0.3%
Banks - 0.3%
Alpha Services and Holdings SA	10,766	25,954
National Bank of Greece SA	374	3,937
		29,891
TOTAL GREECE		108,373
HUNGARY - 1.5%
Financials - 1.5%
Banks - 1.5%
OTP Bank Nyrt	2,042	150,320
INDIA - 14.7%
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.9%
MakeMyTrip Ltd (b)	890	93,290
Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Reliance Industries Ltd GDR (c)	5,765	376,455
Financials - 7.2%
Banks - 7.2%
HDFC Bank Ltd ADR	5,602	407,209
ICICI Bank Ltd ADR	9,655	324,022
		731,231
Industrials - 2.5%
Construction & Engineering - 2.5%
Larsen & Toubro Ltd GDR (d)	6,610	259,112
Information Technology - 0.4%
IT Services - 0.4%
Infosys Ltd ADR	2,038	35,869
TOTAL INDIA		1,495,957
INDONESIA - 2.1%
Financials - 2.1%
Banks - 2.1%
Bank Central Asia Tbk PT	395,497	210,257
KAZAKHSTAN - 0.3%
Financials - 0.3%
Consumer Finance - 0.3%
Kaspi.KZ JSC ADR	380	33,398
KOREA (SOUTH) - 8.9%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.3%
KT Corp	942	34,256
Interactive Media & Services - 0.5%
Kakao Corp	955	25,645
NAVER Corp	80	11,261
Webtoon Entertainment Inc (b)	1,560	14,040
		50,946
TOTAL COMMUNICATION SERVICES		85,202

Consumer Discretionary - 0.1%
Automobiles - 0.1%
Hyundai Motor Co	73	9,767
Financials - 0.1%
Banks - 0.1%
KB Financial Group Inc	159	10,069
Health Care - 0.8%
Life Sciences Tools & Services - 0.8%
Samsung Biologics Co Ltd (b)(c)(d)	111	81,979
Industrials - 1.1%
Aerospace & Defense - 1.0%
Korea Aerospace Industries Ltd	1,733	100,738
Machinery - 0.1%
Samsung Heavy Industries Co Ltd (b)	779	7,968
TOTAL INDUSTRIALS		108,706

Information Technology - 6.0%
Semiconductors & Semiconductor Equipment - 1.7%
SK Hynix Inc	1,390	173,210
Technology Hardware, Storage & Peripherals - 4.3%
Samsung Electronics Co Ltd	11,187	435,882
TOTAL INFORMATION TECHNOLOGY		609,092

TOTAL KOREA (SOUTH)		904,815
MEXICO - 4.2%
Consumer Staples - 2.7%
Beverages - 0.4%
Fomento Economico Mexicano SAB de CV unit	3,809	40,084
Consumer Staples Distribution & Retail - 2.3%
BBB Foods Inc Class A (b)	703	21,484
Wal-Mart de Mexico SAB de CV Series V	66,003	209,178
		230,662
TOTAL CONSUMER STAPLES		270,746

Materials - 0.4%
Construction Materials - 0.4%
Cemex SAB de CV unit	66,755	41,188
Real Estate - 1.1%
Industrial REITs - 0.5%
Prologis Property Mexico SA de CV	13,789	49,115
Real Estate Management & Development - 0.6%
Corp Inmobiliaria Vesta SAB de CV	24,054	65,573
TOTAL REAL ESTATE		114,688

TOTAL MEXICO		426,622
PANAMA - 0.1%
Industrials - 0.1%
Passenger Airlines - 0.1%
Copa Holdings SA Class A	144	13,213
PERU - 1.2%
Financials - 1.2%
Banks - 1.2%
Credicorp Ltd	627	126,773
PHILIPPINES - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Ayala Land Inc	89,885	40,357
POLAND - 1.8%
Communication Services - 0.1%
Entertainment - 0.1%
CD Projekt SA	102	6,285
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Dino Polska SA (b)(c)(d)	467	65,333
Financials - 1.1%
Banks - 1.1%
Powszechna Kasa Oszczednosci Bank Polski SA	5,977	114,453
TOTAL POLAND		186,071
SAUDI ARABIA - 1.8%
Financials - 1.8%
Banks - 1.8%
Al Rajhi Bank	7,129	185,117
SOUTH AFRICA - 3.8%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
MTN Group Ltd	7,941	52,385
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
Naspers Ltd Class N	413	108,623
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Shoprite Holdings Ltd	4,387	67,341
Financials - 1.5%
Banks - 1.0%
Capitec Bank Holdings Ltd	539	99,739
Financial Services - 0.5%
FirstRand Ltd	14,696	57,381
TOTAL FINANCIALS		157,120

TOTAL SOUTH AFRICA		385,469
TAIWAN - 14.6%
Communication Services - 0.2%
Entertainment - 0.2%
International Games System Co Ltd	885	22,976
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd (b)	831	10,735
Industrials - 0.3%
Electrical Equipment - 0.1%
Bizlink Holding Inc	640	10,724
Machinery - 0.2%
Hiwin Technologies Corp	2,916	20,018
TOTAL INDUSTRIALS		30,742

Information Technology - 14.0%
Electronic Equipment, Instruments & Components - 1.3%
Chroma ATE Inc	3,489	31,845
E Ink Holdings Inc	4,350	30,134
Yageo Corp	5,010	71,757
		133,736
Semiconductors & Semiconductor Equipment - 12.7%
Alchip Technologies Ltd	128	8,488
ASE Technology Holding Co Ltd	6,984	29,530
eMemory Technology Inc	840	67,233
MediaTek Inc	2,287	96,341
Taiwan Semiconductor Manufacturing Co Ltd	38,227	1,083,100
		1,284,692
TOTAL INFORMATION TECHNOLOGY		1,418,428

TOTAL TAIWAN		1,482,881
TURKEY - 0.3%
Industrials - 0.3%
Electrical Equipment - 0.3%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	13,412	35,015
UNITED ARAB EMIRATES - 2.4%
Energy - 2.2%
Energy Equipment & Services - 1.1%
ADNOC Drilling Co PJSC	81,415	108,611
Oil, Gas & Consumable Fuels - 1.1%
Adnoc Gas PLC	132,263	114,149
TOTAL ENERGY		222,760

Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	7,659	24,271
TOTAL UNITED ARAB EMIRATES		247,031
UNITED KINGDOM - 1.2%
Materials - 1.2%
Metals & Mining - 1.2%
Anglogold Ashanti Plc (South Africa)	2,885	120,371
UNITED STATES - 1.2%
Materials - 1.2%
Construction Materials - 1.2%
Titan Cement International SA	2,553	117,711
TOTAL COMMON STOCKS (Cost $9,935,858)		10,121,490

U.S. Treasury Obligations - 0.2%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/5/2025 (Cost $19,918)	4.23	20,000	19,918

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $9,955,776)	10,141,408
NET OTHER ASSETS (LIABILITIES) - 0.4%	39,764
NET ASSETS - 100.0%	10,181,172

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $813,188 or 8.0% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $695,845 or 6.8% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	6,233,194	6,233,194	1,069	-	-	-	-	0.0%
Total	-	6,233,194	6,233,194	1,069	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,001,409	1,001,409	-	-
Consumer Discretionary	1,496,463	1,496,463	-	-
Consumer Staples	478,611	478,611	-	-
Energy	648,020	648,020	-	-
Financials	2,331,896	2,331,896	-	-
Health Care	321,472	321,472	-	-
Industrials	929,493	929,493	-	-
Information Technology	2,127,749	2,127,749	-	-
Materials	490,346	490,346	-	-
Real Estate	155,045	155,045	-	-
Utilities	140,986	140,986	-	-

U.S. Treasury Obligations	19,918	-	19,918	-
Total Investments in Securities:	10,141,408	10,121,490	19,918	-
Fidelity® Fundamental Emerging Markets ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,955,776)		$10,141,408
Cash		36,390
Foreign currency held at value (cost $354)		354
Dividends receivable		7,902
Total assets		10,186,054
Liabilities
Accrued management fee	$4,880
Other payables and accrued expenses	2
Total liabilities		4,882
Net Assets		$10,181,172
Net Assets consist of:
Paid in capital		$10,014,961
Total accumulated earnings (loss)		166,211
Net Assets		$10,181,172
Net Asset Value, offering price and redemption price per share ($10,181,172 ÷ 400,000 shares)		$25.45
Statement of Operations
For the period November 19, 2024 (commencement of operations) through April 30, 2025 (Unaudited)
Investment Income
Dividends		$85,224
Interest		377
Income from Fidelity Central Funds		1,069
Income before foreign taxes withheld		$86,670
Less foreign taxes withheld		(8,793)
Total income		77,877
Expenses
Management fee	$26,977
Independent trustees' fees and expenses	14
Total expenses before reductions	26,991
Expense reductions	(123)
Total expenses after reductions		26,868
Net Investment income (loss)		51,009
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(35,709)
Foreign currency transactions	6,476
Futures contracts	3,094
Total net realized gain (loss)		(26,139)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	185,632
Assets and liabilities in foreign currencies	109
Total change in net unrealized appreciation (depreciation)		185,741
Net gain (loss)		159,602
Net increase (decrease) in net assets resulting from operations		$210,611
Statement of Changes in Net Assets

For the period November 19, 2024 (commencement of operations) through April 30, 2025 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,009
Net realized gain (loss)	(26,139)
Change in net unrealized appreciation (depreciation)	185,741
Net increase (decrease) in net assets resulting from operations	210,611
Distributions to shareholders	(44,400)

Share transactions
Proceeds from sales of shares	10,014,961

Net increase (decrease) in net assets resulting from share transactions	10,014,961
Total increase (decrease) in net assets	10,181,172

Net Assets
Beginning of period	-
End of period	$10,181,172

Other Information
Shares
Sold	400,000
Net increase (decrease)	400,000

Financial Highlights
Fidelity® Fundamental Emerging Markets ETF

Six months ended April 30, 2025 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$25.00
Income from Investment Operations
Net investment income (loss) B,C	.13
Net realized and unrealized gain (loss)	.43
Total from investment operations	.56
Distributions from net investment income	(.11)
Total distributions	(.11)
Net asset value, end of period	$25.45
Total Return D,E,F	2.26%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.60% I
Expenses net of fee waivers, if any	.60 % I
Expenses net of all reductions, if any	.60% I
Net investment income (loss)	1.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$10,181
Portfolio turnover rate J	21 % K

AFor the period November 19, 2024 (commencement of operations) through April 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DBased on net asset value.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity® Fundamental Global ex-U.S. ETF
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
AUSTRALIA - 0.6%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Aristocrat Leisure Ltd	3,147	134,737
BELGIUM - 1.0%
Financials - 0.6%
Banks - 0.6%
KBC Group NV	1,484	136,274
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	572	104,424
TOTAL BELGIUM		240,698
BRAZIL - 2.3%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
MercadoLibre Inc (b)	107	249,401
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	2,818	9,852
Financials - 0.7%
Banks - 0.7%
Itau Unibanco Holding SA	18,030	113,038
NU Holdings Ltd/Cayman Islands Class A (b)	3,905	48,539
		161,577
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	38,518	15,746
Industrials - 0.2%
Electrical Equipment - 0.1%
WEG SA	2,528	19,885
Ground Transportation - 0.1%
Localiza Rent a Car SA	3,843	29,091
TOTAL INDUSTRIALS		48,976

Materials - 0.2%
Metals & Mining - 0.2%
Gerdau SA	4,639	12,253
Vale SA	3,843	35,795
		48,048
Utilities - 0.1%
Electric Utilities - 0.1%
Equatorial Energia SA	2,977	19,309
TOTAL BRAZIL		552,909
CANADA - 9.3%
Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 1.1%
Alimentation Couche-Tard Inc	5,104	266,418
Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Cameco Corp	2,985	134,743
Canadian Natural Resources Ltd	8,954	256,942
Imperial Oil Ltd	3,645	245,864
		637,549
Industrials - 0.7%
Ground Transportation - 0.7%
Canadian Pacific Kansas City Ltd	2,424	176,059
Information Technology - 3.7%
IT Services - 1.0%
Shopify Inc Class A (b)	2,602	247,479
Software - 2.7%
Constellation Software Inc/Canada	176	634,288
TOTAL INFORMATION TECHNOLOGY		881,767

Materials - 1.1%
Metals & Mining - 1.1%
Franco-Nevada Corp	1,470	252,617
TOTAL CANADA		2,214,410
CHILE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC	1,977	43,025
CHINA - 5.0%
Communication Services - 1.3%
Interactive Media & Services - 1.3%
Tencent Holdings Ltd	4,932	303,465
Consumer Discretionary - 2.0%
Automobiles - 0.1%
BYD Co Ltd H Shares	718	34,272
Broadline Retail - 1.3%
Alibaba Group Holding Ltd	5,039	76,343
JD.com Inc A Shares	2,574	42,449
PDD Holdings Inc Class A ADR (b)	1,534	161,945
		280,737
Diversified Consumer Services - 0.0%
TAL Education Group Class A ADR (b)	1,072	9,380
Hotels, Restaurants & Leisure - 0.4%
Trip.com Group Ltd	544	32,826
Yum China Holdings Inc	1,347	58,339
		91,165
Household Durables - 0.2%
Haier Smart Home Co Ltd H Shares	16,164	46,998
TOTAL CONSUMER DISCRETIONARY		462,552

Consumer Staples - 0.1%
Beverages - 0.1%
Kweichow Moutai Co Ltd A Shares (China)	144	30,635
Financials - 0.6%
Banks - 0.3%
China Construction Bank Corp H Shares	80,950	66,592
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	25,524	46,733
Ping An Insurance Group Co of China Ltd H Shares	4,806	28,877
		75,610
TOTAL FINANCIALS		142,202

Health Care - 0.4%
Biotechnology - 0.1%
Zai Lab Ltd (b)	8,441	26,665
Health Care Equipment & Supplies - 0.0%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	541	16,343
Life Sciences Tools & Services - 0.1%
Wuxi Apptec Co Ltd H Shares (c)(d)	2,129	16,512
Pharmaceuticals - 0.2%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	14,982	46,556
TOTAL HEALTH CARE		106,076

Industrials - 0.6%
Electrical Equipment - 0.1%
Contemporary Amperex Technology Co Ltd A Shares (China)	898	28,589
Ground Transportation - 0.2%
Full Truck Alliance Co Ltd ADR	3,271	37,159
Machinery - 0.3%
Airtac International Group	1,198	32,897
Shenzhen Inovance Technology Co Ltd A Shares (China)	5,048	49,700
		82,597
TOTAL INDUSTRIALS		148,345

TOTAL CHINA		1,193,275
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd Class A (b)	5,907	52,446
DENMARK - 0.9%
Industrials - 0.9%
Air Freight & Logistics - 0.9%
DSV A/S	1,036	218,552
FRANCE - 9.5%
Consumer Discretionary - 2.7%
Hotels, Restaurants & Leisure - 0.8%
Accor SA	3,821	186,780
Textiles, Apparel & Luxury Goods - 1.9%
Hermes International SCA	75	203,148
LVMH Moet Hennessy Louis Vuitton SE	476	263,094
		466,242
TOTAL CONSUMER DISCRETIONARY		653,022

Consumer Staples - 0.4%
Food Products - 0.4%
Danone SA	1,080	92,935
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Gaztransport Et Technigaz SA	385	62,718
Financials - 1.1%
Insurance - 1.1%
AXA SA	5,570	262,306
Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
EssilorLuxottica SA	718	205,543
Industrials - 2.0%
Aerospace & Defense - 2.0%
Safran SA	1,533	404,642
Thales SA	251	69,636
		474,278
Information Technology - 0.4%
Software - 0.4%
Dassault Systemes SE	2,383	88,654
Materials - 1.8%
Chemicals - 1.8%
Air Liquide SA	2,114	432,413
TOTAL FRANCE		2,271,869
GERMANY - 9.0%
Financials - 3.9%
Capital Markets - 1.5%
Deutsche Boerse AG	1,109	356,170
Insurance - 2.4%
Hannover Rueck SE	818	261,692
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	459	312,819
		574,511
TOTAL FINANCIALS		930,681

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Fresenius SE & Co KGaA (b)	718	33,999
Industrials - 0.9%
Aerospace & Defense - 0.9%
Rheinmetall AG	124	210,570
Information Technology - 2.5%
Software - 2.5%
SAP SE	2,083	602,438
Materials - 1.3%
Construction Materials - 1.3%
Heidelberg Materials AG	1,566	309,127
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Vonovia SE	2,132	70,621
TOTAL GERMANY		2,157,436
HUNGARY - 0.3%
Financials - 0.3%
Banks - 0.3%
OTP Bank Nyrt	994	73,172
INDIA - 6.6%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
MakeMyTrip Ltd (b)	645	67,609
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Reliance Industries Ltd GDR (c)	4,867	317,815
Financials - 4.0%
Banks - 4.0%
HDFC Bank Ltd ADR	7,774	565,092
ICICI Bank Ltd ADR	11,721	393,357
		958,449
Industrials - 1.0%
Construction & Engineering - 1.0%
Larsen & Toubro Ltd GDR (d)	6,100	239,120
TOTAL INDIA		1,582,993
INDONESIA - 1.2%
Financials - 1.2%
Banks - 1.2%
Bank Central Asia Tbk PT	549,745	292,259
IRELAND - 1.1%
Industrials - 1.1%
Building Products - 1.1%
Kingspan Group PLC	3,002	252,681
ITALY - 2.6%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Ferrari NV (Italy)	137	62,329
Financials - 2.0%
Banks - 2.0%
UniCredit SpA	8,095	467,417
Health Care - 0.3%
Pharmaceuticals - 0.3%
Recordati Industria Chimica e Farmaceutica SpA	1,088	63,907
Industrials - 0.0%
Electrical Equipment - 0.0%
Prysmian SpA	581	31,553
TOTAL ITALY		625,206
JAPAN - 11.0%
Communication Services - 1.2%
Entertainment - 1.2%
Capcom Co Ltd	3,383	97,931
Nintendo Co Ltd	2,265	187,404
		285,335
Consumer Discretionary - 0.7%
Household Durables - 0.5%
Sony Group Corp	4,152	109,506
Specialty Retail - 0.2%
Fast Retailing Co Ltd	195	64,073
TOTAL CONSUMER DISCRETIONARY		173,579

Consumer Staples - 0.3%
Food Products - 0.3%
Ajinomoto Co Inc	4,446	90,674
Financials - 2.4%
Banks - 0.1%
Sumitomo Mitsui Financial Group Inc	1,259	29,938
Financial Services - 1.0%
ORIX Corp	11,623	231,761
Insurance - 1.3%
Tokio Marine Holdings Inc	7,661	305,840
TOTAL FINANCIALS		567,539

Health Care - 0.7%
Health Care Equipment & Supplies - 0.7%
Hoya Corp	1,332	156,322
Industrials - 3.8%
Industrial Conglomerates - 1.8%
Hitachi Ltd	17,689	435,235
Machinery - 1.3%
Mitsubishi Heavy Industries Ltd	15,679	306,661
Trading Companies & Distributors - 0.7%
ITOCHU Corp	3,425	174,435
TOTAL INDUSTRIALS		916,331

Information Technology - 0.8%
IT Services - 0.0%
Fujitsu Ltd	252	5,553
Semiconductors & Semiconductor Equipment - 0.2%
Tokyo Electron Ltd	348	51,660
Technology Hardware, Storage & Peripherals - 0.6%
FUJIFILM Holdings Corp	6,242	128,154
TOTAL INFORMATION TECHNOLOGY		185,367

Materials - 1.1%
Chemicals - 1.1%
Shin-Etsu Chemical Co Ltd	8,687	263,077
TOTAL JAPAN		2,638,224
KOREA (SOUTH) - 1.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Samsung Biologics Co Ltd (b)(c)(d)	30	22,156
Industrials - 0.1%
Aerospace & Defense - 0.1%
Korea Aerospace Industries Ltd	370	21,508
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.3%
SK Hynix Inc	633	78,879
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co Ltd	3,372	131,385
TOTAL INFORMATION TECHNOLOGY		210,264

TOTAL KOREA (SOUTH)		253,928
MEXICO - 0.7%
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Wal-Mart de Mexico SAB de CV Series V	52,007	164,822
NETHERLANDS - 4.0%
Communication Services - 0.2%
Entertainment - 0.2%
Universal Music Group NV	1,894	55,464
Industrials - 1.6%
Professional Services - 1.6%
Wolters Kluwer NV	2,134	375,801
Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 2.2%
ASML Holding NV	758	500,193
BE Semiconductor Industries NV	153	16,334
		516,527
TOTAL NETHERLANDS		947,792
PANAMA - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Copa Holdings SA Class A	158	14,497
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	169	34,170
POLAND - 0.2%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Dino Polska SA (b)(c)(d)	322	45,048
Financials - 0.0%
Banks - 0.0%
Powszechna Kasa Oszczednosci Bank Polski SA	765	14,649
TOTAL POLAND		59,697
SAUDI ARABIA - 0.5%
Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	4,479	116,305
SINGAPORE - 0.7%
Communication Services - 0.7%
Entertainment - 0.7%
Sea Ltd Class A ADR (b)	1,234	165,418
SOUTH AFRICA - 1.4%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Naspers Ltd Class N	302	79,428
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Shoprite Holdings Ltd	5,281	81,064
Financials - 0.8%
Banks - 0.6%
Capitec Bank Holdings Ltd	756	139,893
Financial Services - 0.2%
FirstRand Ltd	10,757	42,002
TOTAL FINANCIALS		181,895

TOTAL SOUTH AFRICA		342,387
SPAIN - 2.3%
Financials - 2.3%
Banks - 2.3%
Banco Santander SA	20,096	140,737
CaixaBank SA	53,002	404,212

TOTAL SPAIN		544,949
SWEDEN - 3.1%
Financials - 1.2%
Financial Services - 1.2%
Investor AB B Shares	9,462	279,293
Industrials - 1.9%
Machinery - 1.9%
Atlas Copco AB A Shares	17,715	274,646
Indutrade AB	6,606	178,247
		452,893
TOTAL SWEDEN		732,186
SWITZERLAND - 1.0%
Financials - 1.0%
Capital Markets - 1.0%
Partners Group Holding AG	98	127,702
UBS Group AG	3,664	110,495

TOTAL SWITZERLAND		238,197
TAIWAN - 2.3%
Communication Services - 0.0%
Entertainment - 0.0%
International Games System Co Ltd	215	5,581
Information Technology - 2.3%
Electronic Equipment, Instruments & Components - 0.1%
Chroma ATE Inc	1,550	14,148
E Ink Holdings Inc	807	5,590
		19,738
Semiconductors & Semiconductor Equipment - 2.2%
eMemory Technology Inc	198	15,848
MediaTek Inc	325	13,690
Taiwan Semiconductor Manufacturing Co Ltd	17,723	502,153
		531,691
TOTAL INFORMATION TECHNOLOGY		551,429

TOTAL TAIWAN		557,010
UNITED ARAB EMIRATES - 0.5%
Energy - 0.4%
Energy Equipment & Services - 0.2%
ADNOC Drilling Co PJSC	36,590	48,813
Oil, Gas & Consumable Fuels - 0.2%
Adnoc Gas PLC	47,421	40,926
TOTAL ENERGY		89,739

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Emaar Properties PJSC	5,190	18,510
TOTAL UNITED ARAB EMIRATES		108,249
UNITED KINGDOM - 14.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Zegona Communications plc (b)	8,357	75,289
Consumer Discretionary - 1.9%
Hotels, Restaurants & Leisure - 1.5%
Compass Group PLC	9,100	305,372
InterContinental Hotels Group PLC	610	64,564
		369,936
Leisure Products - 0.4%
Games Workshop Group PLC	416	85,434
TOTAL CONSUMER DISCRETIONARY		455,370

Consumer Staples - 0.6%
Tobacco - 0.6%
Imperial Brands PLC	3,541	145,065
Financials - 4.6%
Banks - 1.0%
Lloyds Banking Group PLC	66,116	64,568
NatWest Group PLC	27,082	172,593
		237,161
Capital Markets - 3.6%
3i Group PLC	7,340	414,171
London Stock Exchange Group PLC	2,881	446,343
		860,514
TOTAL FINANCIALS		1,097,675

Health Care - 0.9%
Pharmaceuticals - 0.9%
Astrazeneca PLC	1,576	225,324
Industrials - 5.3%
Aerospace & Defense - 3.5%
BAE Systems PLC	21,462	496,109
Rolls-Royce Holdings PLC	32,959	331,278
		827,387
Professional Services - 1.8%
RELX PLC	7,846	425,260
TOTAL INDUSTRIALS		1,252,647

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Halma PLC	1,504	55,241
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc (South Africa)	1,066	44,477
TOTAL UNITED KINGDOM		3,351,088
UNITED STATES - 5.5%
Communication Services - 0.7%
Entertainment - 0.7%
Spotify Technology SA (b)	259	159,021
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Shell PLC	6,949	226,013
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Alcon AG	783	75,573
Industrials - 2.9%
Electrical Equipment - 1.5%
Schneider Electric SE	1,491	344,910
Professional Services - 1.4%
Experian PLC	6,583	325,923
TOTAL INDUSTRIALS		670,833

Materials - 0.7%
Construction Materials - 0.7%
Holcim AG	753	83,570
Titan Cement International SA	1,979	91,246
		174,816
TOTAL UNITED STATES		1,306,256
TOTAL COMMON STOCKS (Cost $22,585,966)		23,480,843

Money Market Funds - 11.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $2,694,233)	4.33	2,693,694	2,694,233

U.S. Treasury Obligations - 0.7%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/24/2025 (g) (Cost $178,237)	4.24	180,000	178,249

TOTAL INVESTMENT IN SECURITIES - 110.2% (Cost $25,458,436)	26,353,325
NET OTHER ASSETS (LIABILITIES) - (10.2)%	(2,442,963)
NET ASSETS - 100.0%	23,910,362

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	2	Jun 2025	249,470	34	34

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $463,833 or 1.9% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $385,138 or 1.6% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,514.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	11,095,107	8,400,874	3,321	-	-	2,694,233	2,693,694	0.0%
Total	-	11,095,107	8,400,874	3,321	-	-	2,694,233

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,049,573	1,049,573	-	-
Consumer Discretionary	2,338,027	2,338,027	-	-
Consumer Staples	926,513	926,513	-	-
Energy	1,333,834	1,333,834	-	-
Financials	6,499,009	6,499,009	-	-
Health Care	1,009,070	1,009,070	-	-
Industrials	5,504,644	5,504,644	-	-
Information Technology	3,091,687	3,091,687	-	-
Materials	1,620,046	1,620,046	-	-
Real Estate	89,131	89,131	-	-
Utilities	19,309	19,309	-	-

U.S. Treasury Obligations	178,249	-	178,249	-

Money Market Funds	2,694,233	2,694,233	-	-
Total Investments in Securities:	26,353,325	26,175,076	178,249	-
Derivative Instruments:

Assets
Futures Contracts	34	34	-	-
Total Assets	34	34	-	-
Total Derivative Instruments:	34	34	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	34	0
Total Equity Risk	34	0
Total Value of Derivatives	34	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Fundamental Global ex-U.S. ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $22,764,203)	$23,659,092
Fidelity Central Funds (cost $2,694,233)	2,694,233

Total Investment in Securities (cost $25,458,436)		$26,353,325
Foreign currency held at value (cost $576)		548
Dividends receivable		33,619
Distributions receivable from Fidelity Central Funds		2,247
Total assets		26,389,739
Liabilities
Payable for investments purchased	$2,469,423
Accrued management fee	5,797
Payable for daily variation margin on futures contracts	4,157
Total liabilities		2,479,377
Net Assets		$23,910,362
Net Assets consist of:
Paid in capital		$23,097,158
Total accumulated earnings (loss)		813,204
Net Assets		$23,910,362
Net Asset Value, offering price and redemption price per share ($23,910,362 ÷ 900,000 shares)		$26.57
Statement of Operations
For the period November 19, 2024 (commencement of operations) through April 30, 2025 (Unaudited)
Investment Income
Dividends		$90,447
Non-Cash dividends		30,716
Interest		408
Income from Fidelity Central Funds		3,321
Income before foreign taxes withheld		$124,892
Less foreign taxes withheld		(8,595)
Total income		116,297
Expenses
Management fee	$26,315
Independent trustees' fees and expenses	14
Total expenses before reductions	26,329
Expense reductions	(110)
Total expenses after reductions		26,219
Net Investment income (loss)		90,078
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(119,743)
Foreign currency transactions	4,666
Futures contracts	9,351
Total net realized gain (loss)		(105,726)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	894,889
Assets and liabilities in foreign currencies	(2,471)
Futures contracts	34
Total change in net unrealized appreciation (depreciation)		892,452
Net gain (loss)		786,726
Net increase (decrease) in net assets resulting from operations		$876,804
Statement of Changes in Net Assets

For the period November 19, 2024 (commencement of operations) through April 30, 2025 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$90,078
Net realized gain (loss)	(105,726)
Change in net unrealized appreciation (depreciation)	892,452
Net increase (decrease) in net assets resulting from operations	876,804
Distributions to shareholders	(63,600)

Share transactions
Proceeds from sales of shares	23,097,158

Net increase (decrease) in net assets resulting from share transactions	23,097,158
Total increase (decrease) in net assets	23,910,362

Net Assets
Beginning of period	-
End of period	$23,910,362

Other Information
Shares
Sold	900,000
Net increase (decrease)	900,000

Financial Highlights
Fidelity® Fundamental Global ex-U.S. ETF

Six months ended April 30, 2025 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$25.00
Income from Investment Operations
Net investment income (loss) B,C	.21
Net realized and unrealized gain (loss)	1.52
Total from investment operations	1.73
Distributions from net investment income	(.16)
Total distributions	(.16)
Net asset value, end of period	$26.57
Total Return D,E,F	6.97%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.55% I
Expenses net of fee waivers, if any	.55 % I
Expenses net of all reductions, if any	.55% I
Net investment income (loss)	1.88% I
Supplemental Data
Net assets, end of period (000 omitted)	$23,910
Portfolio turnover rate J	16 % K,L

AFor the period November 19, 2024 (commencement of operations) through April 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DBased on net asset value.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Fundamental Developed International ETF, Fidelity Fundamental Emerging Markets ETF and Fidelity Fundamental Global ex-U.S. ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Fidelity Fundamental Emerging Markets ETF is a non-diversified exchange-traded fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX). Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Fundamental Developed International ETF	12,460,582	1,590,539	(318,583)	1,271,956
Fidelity Fundamental Emerging Markets ETF	9,955,896	726,756	(541,244)	185,512
Fidelity Fundamental Global ex-U.S. ETF	25,459,436	1,302,348	(408,425)	893,923

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Fundamental Developed International ETF	14,293,591	1,806,508
Fidelity Fundamental Emerging Markets ETF	12,071,403	2,098,383
Fidelity Fundamental Global ex-U.S. ETF	14,775,634	1,739,446

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Fundamental Global ex-U.S. ETF	9,671,175	-
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Fundamental Developed International ETF	.55%
Fidelity Fundamental Emerging Markets ETF	.60%
Fidelity Fundamental Global ex-U.S. ETF	.55%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Fundamental Developed International ETF	160,654	3,432	(690)
Fidelity Fundamental Emerging Markets ETF	350,425	54,108	(1,625)
Fidelity Fundamental Global ex-U.S. ETF	61,087	148,915	53
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Fundamental Developed International ETF	13
Fidelity Fundamental Emerging Markets ETF	123
Fidelity Fundamental Global ex-U.S. ETF	110
8. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Fundamental Developed International ETF
Fidelity Fundamental Global ex-U.S. ETF
Fidelity Fundamental Emerging Markets ETF

At its June 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally transfer agents, custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds. The Board also considered the fact that it oversees funds managed by FMR that have a similar investment process as the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered each fund's proposed all-inclusive (subject to certain exceptions) fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by Fidelity under the all-inclusive arrangement. The Board noted that the proposed management fee rate for Fidelity Fundamental Developed International ETF and Fidelity Fundamental Global ex-US ETF is at the median fee rate of funds with similar Morningstar classifications, regardless of whether their management fee structures are comparable. The Board also noted that the proposed management fee rate for Fidelity Fundamental Emerging Markets ETF is slightly above the median fee rate of funds with similar Morningstar classifications, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of each fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
Based on its review, the Board concluded that the management fee and the projected total expenses of each fund were fair and reasonable in light of the services that the fund and its shareholders will receive, and the other factors considered.

Costs of the Services and Profitability. Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee for each fund was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be approved through May 2026.

1.9918722.100
FDG-SANN-0625

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	June 20, 2025